Quarterly Portfolios of Investments
July 31, 2021
International & Global Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Diversified International All Cap Fund	HNIDX	HAIDX	HRIDX	HIIDX
Harbor Emerging Markets Equity Fund	HNEMX	HAEMX	HREMX	HIEEX
Harbor Focused International Fund	HNFRX	HNFSX	HNFDX	HNFIX
Harbor Global Leaders Fund	HNGIX	HGGAX	HRGAX	HGGIX
Harbor International Fund	HNINX	HAINX	HRINX	HIINX
Harbor International Growth Fund	HNGFX	HAIGX	HRIGX	HIIGX
Harbor International Small Cap Fund	HNISX	HAISX	HRISX	HIISX
Harbor Overseas Fund	HAORX	HAOSX	HAOAX	HAONX

Harbor Diversified International All Cap Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—0.9%
20,273	Airbus SE (France)*	$2,781
351,687	BAE Systems plc (United Kingdom)	2,820
298,047	Embraer SA (Brazil)*	1,064
1,543,712	Rolls-Royce Holdings plc (United Kingdom)*	2,132
13,569	Thales SA (France)	1,424
		10,221
AIR FREIGHT & LOGISTICS—0.1%
27,011	Oesterreichische Post AG (Austria)	1,426
AIRLINES—0.5%
172,044	Air Canada (Canada)*	3,445
150,017	EasyJet plc (United Kingdom)	1,760
287,541	Qantas Airways Ltd. (Australia)*	969
		6,174
AUTO COMPONENTS—1.1%
57,500	Bridgestone Corp. (Japan)	2,533
269,522	Gestamp Automocion SA (Spain)*,1	1,318
214,184	GUD Holdings Ltd. (Australia)	1,855
24,718	Hankook Tire & Technology Co. Ltd. (South Korea)	1,040
146,500	Johnson Electric Holdings Ltd. (Hong Kong)	343
16,900	Koito Manufacturing Co. Ltd. (Japan)	1,034
35,056	Magna International Inc. (Canada)	2,939
43,600	Sumitomo Electric Industries Ltd. (Japan)	620
13,100	Toyota Industries Corp. (Japan)	1,099
		12,781
AUTOMOBILES—1.2%
1,253,931	BAIC Motor Corp. Ltd. (China)[1]	448
31,225	Bayerische Motoren Werke AG (Germany)	3,105
233,586	Mahindra & Mahindra Ltd. (India)	2,343
92,900	Toyota Motor Corp. (Japan)	8,340
		14,236
BANKS—9.0%
174,691	Australia & New Zealand Banking Group Ltd. (Australia)	3,556
733,674	Axis Bank Ltd. (India)*	7,011
67,937	Bancolombia SA ADR (Colombia)[2]	1,933
797,900	Bank Central Asia TBK PT (Indonesia)	1,647
2,981,500	Bank Mandiri Persero TBK PT (Indonesia)	1,175
683,224	Bank of Ireland Group plc (Ireland)*	3,625
67,147	Bank of Nova Scotia (Canada)	4,191
776,040	Bank of The Philippine Islands (Philippines)	1,251
3,630,047	Barclays plc (United Kingdom)	8,781
122,671	BNP Paribas SA (France)	7,480
976,205	Caixabank SA (Spain)	2,899
9,216	Capitec Bank Holdings Ltd. (South Africa)	1,023
41,098	Close Brothers Group plc (United Kingdom)	881
23,807	Danske Bank AS (Denmark)	417
168,947	DBS Group Holdings Ltd. (Singapore)	3,780
97,065	DNB Bank ASA (Norway)	1,988
11,437,876	Eurobank Ergasias SA (Greece)*	10,780
34,100	Fukuoka Financial Group Inc. (Japan)	575
8,327,045	Grupo Financiero Inbursa SAB de CV (Mexico)	8,019
22,431	Hana Financial Group Inc. (South Korea)	846
46,846	HDFC Bank Ltd. ADR (India)[2]	3,306
249,162	HSBC Holdings plc (Hong Kong)	1,375
289,521	Intesa Sanpaolo SpA (Italy)	800
713,300	Kasikornbank PCL (Thailand)	2,235
44,224	Komercni Banka AS (Czech Republic)*	1,642
10,856,612	Lloyds Banking Group plc (United Kingdom)	6,864
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
1,014,800	Resona Holdings Inc. (Japan)	$3,810
277,083	Standard Chartered plc (United Kingdom)	1,661
75,100	Sumitomo Mitsui Financial Group Inc. (Japan)	2,532
65,000	Sumitomo Mitsui Trust Holdings Inc. (Japan)	2,134
317,818	Svenska Handelsbanken AB (Sweden)	3,582
367,907	UniCredit SpA (Italy)	4,401
115,382	United Overseas Bank Ltd. (Singapore)	2,231
		108,431
BEVERAGES—3.5%
913,077	AmBev SA (Brazil)	2,917
38,948	Anheuser-Busch InBev SA (Belgium)	2,458
14,000	Asahi Group Holdings Ltd. (Japan)	630
17,850	Carlsberg AS (Denmark)	3,299
32,668	Coca-Cola Europacific Partners plc (United States)	2,028
141,360	Davide Campari-Milano NV (Italy)	1,987
112,752	Diageo plc (United Kingdom)	5,591
1,145,334	East African Breweries Ltd. (Kenya)*	1,921
81,276	Fomento Economico Mexicano SAB de CV ADR (Mexico)[2]	7,101
45,756	Heineken NV (Netherlands)	5,328
290,200	Kirin Holdings Co. Ltd. (Japan)	5,308
4,301	Pernod Ricard SA (France)	949
22,000	Suntory Beverage & Food Ltd. (Japan)	771
3,755,700	Thai Beverage PCL (Singapore)	1,799
		42,087
BUILDING PRODUCTS—1.5%
228,774	Assa Abloy AB Class B (Sweden)	7,338
8,727	Geberit AG (Switzerland)	7,166
256,640	GWA Group Ltd. (Australia)	530
96,500	LIXIL Group Corp. (Japan)	2,633
		17,667
CAPITAL MARKETS—2.5%
334,613	3i Group plc (United Kingdom)	5,947
217,588	Brookfield Asset Management Inc. (Canada)	11,746
92,900	Daiwa Securities Group Inc. (Japan)	488
47,783	Georgia Capital plc (United Kingdom)*	418
154,399	IG Group Holdings plc (United Kingdom)	1,913
18,500	JAFCO Group Co. Ltd. (Japan)	1,057
17,200	Japan Exchange Group Inc. (Japan)	391
509,760	Jupiter Fund Management plc (United Kingdom)	1,916
450,200	Nomura Holdings Inc. (Japan)	2,254
21,873	Rathbone Brothers plc (United Kingdom)	570
143,705	St. James's Place plc (United Kingdom)	3,166
34,513	UBS Group AG (Switzerland)	569
		30,435
CHEMICALS—1.1%
100,400	Air Water Inc. (Japan)	1,501
62,191	BASF SE (Germany)	4,887
35,665	Enaex SA (Chile)	361
1,400	Nippon Shokubai Co. Ltd. (Japan)	67
33,100	Nissan Chemical Corp. (Japan)	1,622
6,900	Nitto Denko Corp. (Japan)	513
139,228	Orica Ltd. (Australia)	1,270
7,600	Shin-Etsu Chemical Co. Ltd. (Japan)	1,240
15,700	Sumitomo Bakelite Co. Ltd. (Japan)	683
16,600	Tokyo Ohka Kogyo Co. Ltd. (Japan)	1,076
		13,220

Harbor Diversified International All Cap Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—1.8%
11,000	AEON Delight Co. Ltd. (Japan)	$362
303,744	Brambles Ltd. (Australia)	2,600
1,385,189	Cleanaway Waste Management Ltd. (Australia)	2,596
27,596	Elis SA (France)*	495
353,768	HomeServe plc (United Kingdom)	4,590
81,987	Ritchie Bros Auctioneers Inc. (Canada)	4,894
22,291	S-1 Corp. (South Korea)	1,562
16,200	Secom Co. Ltd. (Japan)	1,226
1,267,918	Serco Group plc (United Kingdom)	2,493
19,800	Sohgo Security Services Co. Ltd. (Japan)	926
		21,744
CONSTRUCTION & ENGINEERING—0.8%
52,106	Boskalis Westminster NV (Netherlands)	1,640
22,838	Ferrovial SA (Spain)	678
130,300	Maeda Corp. (Japan)	1,095
360,000	Obayashi Corp. (Japan)	2,944
209,600	Penta-Ocean Construction Co. Ltd. (Japan)	1,420
1,196,307	Raubex Group Ltd. (South Africa)	2,322
		10,099
CONSTRUCTION MATERIALS—1.2%
17,618	CRH plc (Ireland)	881
249,708	Fletcher Building Ltd. (New Zealand)	1,330
60,072	Holcim Ltd. (Switzerland)*	3,522
6,224	Imerys SA (France)	288
39,040	James Hardie Industries PLC CDI (Australia)[2]	1,317
124,400	Taiheiyo Cement Corp. (Japan)	2,898
9,661	Vicat SA (France)	487
86,845	Wienerberger AG (Austria)	3,550
		14,273
CONSUMER FINANCE—0.9%
4,803,481	Gentera SAB de CV (Mexico)*	2,794
354,952	International Personal Finance plc (United Kingdom)	737
329,768	Non-Standard Finance plc (United Kingdom)*,1	17
257,177	Provident Financial plc (United Kingdom)*	1,012
306,696	Shriram Transport Finance Co. Ltd. (India)	5,781
		10,341
CONTAINERS & PACKAGING—0.4%
576,153	DS Smith plc (United Kingdom)	3,385
113,200	Toyo Seikan Group Holdings Ltd. (Japan)	1,540
		4,925
DISTRIBUTORS—0.4%
269,183	Inchcape plc (United Kingdom)	3,180
114,900	Jardine Cycle & Carriage Ltd. (Singapore)	1,738
		4,918
DIVERSIFIED FINANCIAL SERVICES—0.9%
1,469,256	AMP Ltd. (Australia)	1,126
178,000	Chailease Holding Co. Ltd. (Taiwan)	1,477
149,668	Challenger Ltd. (Australia)	626
1,224,000	First Pacific Co. Ltd. (Hong Kong)	408
252,233	JSE Ltd. (South Africa)	1,764
18,133	Macquarie Group Ltd. (Australia)	2,094
468,815	Remgro Ltd. (South Africa)	3,566
		11,061
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
48,241	BCE Inc. (Canada)	2,408
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
87,946	Deutsche Telekom AG (Germany)	$1,825
753,248	Koninklijke KPN NV (Netherlands)[3]	2,472
200,112	KT Corp. ADR (South Korea)[2]	2,880
215,300	Nippon Telegraph & Telephone Corp. (Japan)	5,513
597,500	Singapore Telecommunications Ltd. (Singapore)	1,001
662,413	Telkom SA SOC Ltd. (South Africa)	1,918
540,571	Telstra Corp. Ltd. (Australia)	1,506
		19,523
ELECTRIC UTILITIES—0.3%
27,458	Orsted AS (Denmark)[1]	4,073
ELECTRICAL EQUIPMENT—2.4%
117,128	ABB Ltd. (Switzerland)	4,282
17,943	Havells India Ltd. (India)	283
60,223	Legrand SA (France)	6,787
8,900	Mabuchi Motor Co. Ltd. (Japan)	335
28,927	Schneider Electric SE (France)	4,845
2,261,850	TECO Electric and Machinery Co. Ltd. (Taiwan)	2,517
278,017	Vestas Wind Systems AS (Denmark)	10,252
		29,301
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
433,000	Chroma ATE Inc. (Taiwan)	3,050
497,315	Delta Electronics Inc. (Taiwan)	5,125
30,100	Kyocera Corp. (Japan)	1,860
9,000	Omron Corp. (Japan)	770
9,700	Shimadzu Corp. (Japan)	391
12,500	TDK Corp. (Japan)	1,426
		12,622
ENERGY EQUIPMENT & SERVICES—0.3%
310,095	John Wood Group plc (United Kingdom)*	939
50,013	Petrofac Ltd. (United Kingdom)*	72
1,106,172	Saipem SpA (Italy)	2,538
6,362	Technip Energies NV (France)*	86
31,113	TechnipFMC plc (France)	225
		3,860
ENTERTAINMENT—0.8%
27,061	CTS Eventim AG & Co. KGaA (Germany)*	1,839
10,000	Konami Holdings Corp. (Japan)	554
4,426,400	Major Cineplex Group PCL (Thailand)	2,626
61,434	Modern Times Group MTG AB Class B (Sweden)	873
17,200	Nexon Co. Ltd. (Japan)	354
1,500	Nintendo Co. Ltd. (Japan)	771
3,703	Sea Ltd. ADR (Singapore)*,2	1,023
27,600	Toho Co. Ltd. (Japan)	1,201
		9,241
FOOD & STAPLES RETAILING—2.1%
131,903	Alimentation Couche-Tard Inc. (Canada)	5,317
39,167	Bid Corp. Ltd. (South Africa)*	860
48,164	Clicks Group Ltd. (South Africa)	872
110,947	Koninklijke Ahold Delhaize NV (Netherlands)	3,449
78,510	Loblaw Cos. Ltd. (Canada)	5,311
16,900	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	751
238,362	Metcash Ltd. (Australia)	706
24,917	PriceSmart Inc. (United States)	2,236
58,400	Seven & I Holdings Co. Ltd. (Japan)	2,606
23,200	Sundrug Co. Ltd. (Japan)	753

Harbor Diversified International All Cap Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—Continued
570,669	Tesco plc (United Kingdom)	$1,847
14,266	X5 Retail Group NV GDR (Russia)[2]	462
		25,170
FOOD PRODUCTS—2.9%
14,100	Calbee Inc. (Japan)	324
373,000	China Mengniu Dairy Co. Ltd. (China)*	2,025
3,557,500	Delfi Ltd. (Singapore)	2,220
220,774	Devro plc (United Kingdom)	680
26,700	Fuji Oil Holdings Inc. (Japan)	604
546,557	Industrias Bachoco SAB de CV (Mexico)	1,991
50,100	Megmilk Snow Brand Co. Ltd. (Japan)	942
10,800	Meiji Holdings Co. Ltd. (Japan)	669
26,500	NH Foods Ltd. (Japan)	1,069
101,400	Nippon Suisan Kaisha Ltd. (Japan)	526
531,624	Tiger Brands Ltd. (South Africa)	6,999
2,666,255	Tingyi Cayman Islands Holding Corp. (China)	4,807
55,700	Toyo Suisan Kaisha Ltd. (Japan)	2,126
379,323	Ulker Biskuvi Sanayi AS (Turkey)	898
1,897,000	Uni-President China Holdings Ltd. (China)	1,907
31,285	Viscofan SA (Spain)	2,173
4,425,000	Want Want China Holdings Ltd. (China)	2,987
22,200	Yakult Honsha Co. Ltd. (Japan)	1,312
		34,259
GAS UTILITIES—0.0%
11,500	Tokyo Gas Co. Ltd. (Japan)	218
HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
46,351	Coloplast AS Class B (Denmark)	8,476
1,198,386	ConvaTec Group plc (United Kingdom)[1]	3,946
88,998	Demant AS (Denmark)*	5,439
52,431	Getinge AB Class B (Sweden)	2,279
65,001	GN Store Nord AS (Denmark)	5,696
6,600	Hoya Corp. (Japan)	932
43,000	Japan Lifeline Co. Ltd. (Japan)	541
69,708	Koninklijke Philips NV (Netherlands)	3,214
33,900	Olympus Corp. (Japan)	698
37,984	Smith & Nephew plc (United Kingdom)	775
8,276	Sonova Holding AG (Switzerland)	3,249
		35,245
HEALTH CARE PROVIDERS & SERVICES—0.8%
66,900	Alfresa Holdings Corp. (Japan)	1,019
27,276	Amplifon SpA (Italy)	1,347
63,357	Fresenius Medical Care AG & Co. KGaA (Germany)	4,994
76,500	MediPAL Holdings Corp. (Japan)	1,440
25,100	Ship Healthcare Holdings Inc. (Japan)	633
		9,433
HOTELS, RESTAURANTS & LEISURE—3.2%
25,844	Aristocrat Leisure Ltd. (Australia)	792
45,634	Carnival plc (United Kingdom)*	903
302,299	Compass Group plc (United Kingdom)*	6,387
273,457	Entain plc (United Kingdom)*	6,896
44,082	Flutter Entertainment plc (United Kingdom)*	7,528
261,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	1,769
1,576,500	Genting Singapore Ltd. (Singapore)	941
10,507	InterContinental Hotels Group PLC (United Kingdom)*	694
54,022	Playtech plc (United Kingdom)*	278
1,255,529	SSP Group plc (United Kingdom)*	4,553
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
547,406	TUI AG (Germany)	$2,563
87,464	Yum China Holdings Inc. (China)	5,439
		38,743
HOUSEHOLD DURABLES—0.8%
95,996	Barratt Developments plc (United Kingdom)	938
57,800	Casio Computer Co. Ltd. (Japan)	942
605,100	MRV Engenharia e Participacoes SA (Brazil)	1,666
7,200	Rinnai Corp. (Japan)	669
44,200	Sekisui Chemical Co. Ltd. (Japan)	763
22,700	Sony Group Corp. (Japan)	2,371
788,601	Taylor Wimpey plc (United Kingdom)	1,803
		9,152
HOUSEHOLD PRODUCTS—0.7%
1,840,790	Kimberly-Clark de Mexico SAB de CV (Mexico)	2,985
22,500	Lion Corp. (Japan)	390
62,066	Reckitt Benckiser Group plc (United Kingdom)	4,748
		8,123
INDUSTRIAL CONGLOMERATES—2.7%
4,013,100	ALFA SAB de CV (Mexico)	3,036
118,000	CK Hutchison Holdings Ltd. (Hong Kong)	862
35,197	DCC plc (United Kingdom)	2,947
87,410	GT Capital Holdings Inc. (Philippines)	951
220,400	Hitachi Ltd. (Japan)	12,677
72,500	Jardine Matheson Holdings Ltd. (Hong Kong)	4,313
42,425	LG Corp. (South Korea)	3,477
171,047	PSG Group Ltd. (South Africa)	887
1,505,388	Quinenco SA (Chile)	2,866
1,849,900	Sime Darby Berhad (Malaysia)	943
		32,959
INSURANCE—5.3%
76,067	Admiral Group plc (United Kingdom)	3,593
619,800	AIA Group Ltd. (Hong Kong)	7,416
184,558	AXA SA (France)	4,780
1,483	Brookfield Asset Management Reinsurance Partners Ltd. (Bermuda)*	80
257,500	Dai-ichi Life Holdings Inc. (Japan)	4,739
19,262	Fairfax Financial Holdings Ltd. (Canada)	8,114
87,900	Great Eastern Holdings Ltd. (Singapore)	1,402
6,210	Hannover Rueck SE (Germany)	1,044
5,504	Helvetia Holding AG (Switzerland)	599
81,212	Hiscox Ltd. (United Kingdom)	986
256,400	Japan Post Holdings Co. Ltd. (Japan)*	2,176
29,600	MS&AD Insurance Group Holdings Inc. (Japan)	915
875,941	Porto Seguro SA (Brazil)*	8,688
41,944	Prudential plc (United Kingdom)	788
308,092	QBE Insurance Group Ltd. (Australia)*	2,469
150,873	Qualitas Controladora SAB de CV (Mexico)	733
114,651	Sampo OYJ (Finland)	5,518
18,537	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,458
63,400	Sompo Holdings Inc. (Japan)	2,621
64,700	T&D Holdings Inc. (Japan)	828
55,800	Tokio Marine Holdings Inc. (Japan)	2,660
		63,607
INTERACTIVE MEDIA & SERVICES—1.8%
270,994	Auto Trader Group plc (United Kingdom)[1]	2,455
51,521	Baidu Inc. ADR (China)*,2	8,450
162,643	Carsales.com Ltd. (Australia)	2,623

Harbor Diversified International All Cap Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
138,075	Domain Holdings Australia Ltd. (Australia)*	$495
794,881	Rightmove plc (United Kingdom)	7,754
		21,777
INTERNET & DIRECT MARKETING RETAIL—1.5%
97,683	HelloFresh SE (Germany)*	9,157
26,645	Just Eat Takeaway.com NV (Netherlands)*,1	2,366
8,591	Naspers Ltd. (South Africa)	1,658
567,520	PChome Online Inc. (Taiwan)	2,670
35,787	Vipshop Holdings Ltd. ADR (China)*,2	595
3,042	Zooplus AG (Germany)*	1,036
18,500	ZOZO Inc. (Japan)	630
		18,112
IT SERVICES—2.2%
16,160	Alten SA (France)	2,569
2,410,182	Capita plc (United Kingdom)*	1,181
75,380	Edenred (France)	4,379
64,085	Genpact Ltd. (United States)	3,192
61,986	Infosys Ltd. ADR (India)[2]	1,371
51,100	NEC Corp. (Japan)	2,592
41,000	NET One Systems Co. Ltd. (Japan)	1,406
11,800	Nomura Research Institute Ltd. (Japan)	380
30,400	NS Solutions Corp. (Japan)	968
222,700	NTT Data Corp. (Japan)	3,450
10,400	Otsuka Corp. (Japan)	540
6,525	Reply SpA (Italy)	1,166
35,000	SCSK Corp. (Japan)	2,110
20,027	Tata Consultancy Services Ltd. (India)	852
		26,156
LEISURE PRODUCTS—1.8%
27,200	Bandai Namco Holdings Inc. (Japan)	1,760
667,386	Giant Manufacturing Co. Ltd. (Taiwan)	7,686
495,611	Merida Industry Co. Ltd. (Taiwan)	5,953
118,700	Sega Sammy Holdings Inc. (Japan)	1,497
117,515	Spin Master Corp. (Canada)*,1	4,505
		21,401
LIFE SCIENCES TOOLS & SERVICES—0.5%
44,008	Eurofins Scientific SE (France)	5,264
8,006	Gerresheimer AG (Germany)	836
		6,100
MACHINERY—2.2%
16,507	Andritz AG (Austria)	909
378,450	CNH Industrial NV (Italy)	6,319
10,100	Daifuku Co. Ltd. (Japan)	905
96,725	Fluidra SA (Spain)	3,921
16,035	GEA Group AG (Germany)	711
4,400	Hoshizaki Corp. (Japan)	370
10,500	Makita Corp. (Japan)	546
52,200	NSK Ltd. (Japan)	431
142,969	Rotork plc (United Kingdom)	717
156,435	Sandvik AB (Sweden)	4,079
31,101	Stabilus SA (Germany)	2,469
137,000	Techtronic Industries Co. Ltd. (Hong Kong)	2,443
107,868	Wartsila OYJ ABP (Finland)	1,625
455,000	Weichai Power Co. Ltd. (China)	997
		26,442
COMMON STOCKS—Continued
Shares		Value
MARINE—0.5%
56,384,563	Cia Sud Americana de Vapores SA (Chile)	$4,427
220,582	Irish Continental Group plc (Ireland)	1,159
		5,586
MEDIA—2.0%
51,300	Daily Mail & General Trust plc (United Kingdom)	780
45,776	Euromoney Institutional Investor plc (United Kingdom)	647
163,100	Fuji Media Holdings Inc. (Japan)	1,770
168,222	Grupo Televisa SAB ADR (Mexico)[2]	2,279
50,500	Hakuhodo DY Holdings Inc. (Japan)	768
128,521	Informa plc (United Kingdom)*	883
2,407,860	ITV plc (United Kingdom)*	3,744
91,029	JC Decaux SA (France)*	2,483
25,461,121	Media Nusantara Citra TBK PT (Indonesia)	1,391
46,574	MediaSet Espana Comunicacion SA (Spain)*	278
153,920	Nippon Television Holdings Inc. (Japan)	1,711
45,080	Nordic Entertainment Group AB (Sweden)*	2,407
26,313	Schibsted ASA Class A (Norway)	1,395
11,304	Schibsted ASA Class B (Norway)	523
1,165,003	Sky Network Television Ltd. (New Zealand)*	134
240,151	WPP plc (United Kingdom)	3,106
		24,299
METALS & MINING—5.0%
133,304	Acerinox SA (Spain)	1,782
41,031	African Rainbow Minerals Ltd. (South Africa)	835
1,095,445	Alrosa PJSC (Russia)*	1,949
25,246	Anglo American Platinum Ltd. (South Africa)	3,305
55,875	Anglo American plc (South Africa)	2,483
42,548	AngloGold Ashanti Ltd. (South Africa)	852
166,711	ArcelorMittal SA (France)	5,823
344,194	Barrick Gold Corp. (Canada)	7,493
119,404	BHP Group Ltd. (Australia)	4,690
137,557	BlueScope Steel Ltd. (Australia)	2,439
506,476	Evolution Mining Ltd. (Australia)	1,540
42,415	First Quantum Minerals Ltd. (Canada)	908
30,337	Franco-Nevada Corp. (Canada)	4,852
62,037	Freeport-McMoRan Inc. (United States)	2,364
1,311,497	Glencore plc (United Kingdom)*	5,890
117,252	Newcrest Mining Ltd. (Australia)	2,266
93,700	Nippon Steel Corp. (Japan)	1,625
75,871	Rio Tinto plc (United Kingdom)	6,445
14,745	Severstal PJSC GDR (Russia)[2]	363
30,554	Southern Copper Corp. (Peru)	2,006
15,300	Sumitomo Metal Mining Co. Ltd. (Japan)	620
		60,530
MULTILINE RETAIL—0.1%
48,800	Marui Group Co. Ltd. (Japan)	855
OIL, GAS & CONSUMABLE FUELS—2.7%
901,745	Beach Energy Ltd. (Australia)	793
2,856,373	BP plc (United Kingdom)	11,466
184,429	Canadian Natural Resources Ltd. (Canada)	6,086
263,322	Equinor ASA (Norway)	5,129
193,790	Inter Pipeline Ltd. (Canada)	3,103
17,497	Lukoil PJSC ADR (Russia)[2]	1,503
379,383	Oil Search Ltd. (Australia)	1,060
267,426	PrairieSky Royalty Ltd. (Canada)	2,997
636,340	United Tractors TBK PT (Indonesia)	861
		32,998

Harbor Diversified International All Cap Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
PAPER & FOREST PRODUCTS—0.2%
351,800	Oji Holdings Corp. (Japan)	$2,028
PERSONAL PRODUCTS—1.6%
48,115	AMOREPACIFIC Group (South Korea)	2,412
17,065	Dabur India Ltd. (India)	138
22,000	Kao Corp. (Japan)	1,325
2,800	Kose Corp. (Japan)	442
314,709	L'Occitane International SA (Hong Kong)	1,094
16,200	Mandom Corp. (Japan)	275
22,085	Marico Ltd. (India)	162
426,161	Natura & Co Holding SA (Brazil)*	4,398
11,700	Rohto Pharmaceutical Co. Ltd. (Japan)	308
87,785	Unilever plc (United Kingdom)	5,052
1,322,000	Uni-President Enterprises Corp. (Taiwan)	3,467
		19,073
PHARMACEUTICALS—2.9%
57,900	Astellas Pharma Inc. (Japan)	922
5,078,608	Genomma Lab Internacional SAB de CV (Mexico)*	4,919
121,501	Novo Nordisk AS (Denmark)	11,247
21,400	Otsuka Holdings Co. Ltd. (Japan)	851
35,571	Roche Holding AG (Switzerland)	13,742
7,200	Sawai Group Holdings Co. Ltd. (Japan)	308
19,000	Takeda Pharmaceutical Co. Ltd. (Japan)	632
54,800	Tsumura & Co. (Japan)	1,729
		34,350
PROFESSIONAL SERVICES—2.7%
69,892	Adecco Group AG (Switzerland)	4,186
182,097	ALS Ltd. (Australia)	1,710
75,795	Experian plc (United Kingdom)	3,337
1,910,719	Hays plc (United Kingdom)*	3,928
102,433	Intertek Group plc (United Kingdom)	7,339
105,488	IPH Ltd. (Australia)	627
57,800	Nomura Co. Ltd. (Japan)	451
135,471	PageGroup plc (United Kingdom)*	1,157
31,200	Persol Holdings Co. Ltd. (Japan)	629
11,778	Randstad NV (Netherlands)	854
172,412	RELX plc (United Kingdom)	5,068
78,885	RWS Holdings plc (United Kingdom)	621
17,500	TechnoPro Holdings Inc. (Japan)	438
5,438	Teleperformance (France)	2,294
		32,639
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
4,700	Daito Trust Construction Co. Ltd. (Japan)	552
53,100	Daiwa House Industry Co. Ltd. (Japan)	1,628
250,635	LOG Commercial Properties e Participacoes SA (Brazil)	1,382
158,912	LPS Brasil Consultoria de Imoveis SA (Brazil)*	129
21,400	Mitsubishi Estate Co. Ltd. (Japan)	336
80,376	Singapore Land Group Ltd (Singapore)	160
125,000	Swire Pacific Ltd. (Hong Kong)	776
		4,963
ROAD & RAIL—0.9%
88,131	Canadian Pacific Railway Ltd. (Canada)	6,544
30,500	East Japan Railway Co. (Japan)	2,032
110,610	Globaltrans Investment plc GDR (Russia)[2]	869
176,677	National Express Group plc (United Kingdom)*	668
54,900	Senko Group Holdings Co. Ltd. (Japan)	556
		10,669
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
57,200	ASM Pacific Technology Ltd. (Hong Kong)	$738
7,637	ASML Holding NV (Netherlands)	5,838
59,000	MediaTek Inc. (Taiwan)	1,929
124,700	Renesas Electronics Corp. (Japan)*	1,353
25,700	ROHM Co. Ltd. (Japan)	2,507
43,088	SK Hynix Inc. (South Korea)	4,218
1,166,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	24,369
		40,952
SOFTWARE—0.6%
4,478	Constellation Software Inc. (Canada)	7,173
1,700	Oracle Corp. Japan (Japan)	127
		7,300
SPECIALTY RETAIL—1.2%
14,600	ABC-Mart Inc. (Japan)	805
4,239,700	Esprit Holdings Ltd. (Hong Kong)*	339
345,764	Fourlis Holdings SA (Greece)*	1,710
236,302	JUMBO SA (Greece)	3,754
585,199	Pepkor Holdings Ltd. (South Africa)*,1	837
250,456	Pets at Home Group plc (United Kingdom)	1,627
38,500	USS Co. Ltd. (Japan)	670
121,441	WH Smith plc (United Kingdom)*	2,739
173,000	Zhongsheng Group Holdings (China)	1,594
		14,075
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
73,000	Advantech Co. Ltd. (Taiwan)	953
220,133	King Slide Works Co. Ltd. (Taiwan)	2,934
22,593	Logitech International SA (Switzerland)	2,482
21,043	Quadient SA (France)	618
278,172	Samsung Electronics Co Ltd. (South Korea)	19,009
		25,996
TEXTILES, APPAREL & LUXURY GOODS—2.4%
14,686	Adidas AG (Germany)	5,330
51,000	ASICS Corp. (Japan)	1,126
44,406	Cie Financiere Richemont SA (Switzerland)	5,683
115,191	Cie Financiere Richemont SA ADR (South Africa)[2]	1,470
33,175	EssilorLuxottica SA (France)	6,263
61,560	Gildan Activewear Inc. (Canada)	2,122
172,000	Li Ning Co. Ltd. (China)	1,817
96,400	Onward Holdings Co. Ltd. (Japan)	265
271,200	Samsonite International SA (Hong Kong)*,1	505
98,000	Shenzhou International Group Holdings Ltd. (China)	2,175
1,871,246	Stella International Holdings Ltd. (Hong Kong)*	2,386
		29,142
THRIFTS & MORTGAGE FINANCE—0.4%
146,924	Housing Development Finance Corp. Ltd. (India)	4,839
TOBACCO—0.3%
15,578	British American Tobacco plc (United Kingdom)	579
30,800	Japan Tobacco Inc. (Japan)	602
264,417	Swedish Match AB (Sweden)	2,368
		3,549
TRADING COMPANIES & DISTRIBUTORS—1.3%
137,100	BOC Aviation Ltd. (China)[1]	1,008
53,958	Brenntag SE (Germany)	5,389
122,937	Bunzl plc (United Kingdom)	4,555

Harbor Diversified International All Cap Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
114,606	Finning International Inc. (Canada)	$2,963
42,400	ITOCHU Corp. (Japan)	1,255
		15,170
TRANSPORTATION INFRASTRUCTURE—0.4%
102,305	Getlink SE (France)	1,639
3,056,302	Grindrod Ltd. (South Africa)*	928
129,376	Grupo Aeroportuario del Pacifico SAB de CV (Mexico)*	1,480
36,300	Mitsubishi Logistics Corp. (Japan)	1,078
		5,125
WIRELESS TELECOMMUNICATION SERVICES—0.9%
738,414	Bharti Airtel Ltd. (India)	5,616
94,800	KDDI Corp. (Japan)	2,899
39,428	Rogers Communications Inc. (Canada)	2,013
		10,528
TOTAL COMMON STOCKS
(Cost $929,644)		1,174,222

PREFERRED STOCKS—0.3%
Shares		Value
AUTOMOBILES—0.3%
15,433	Volkswagen AG (Germany)	$3,759
BANKS—0.0%
1,009,364	Grupo Aval Acciones y Valores SA (Colombia)	267
PERSONAL PRODUCTS—0.0%
3,362	AMOREPACIFIC Group (South Korea)	119
TOTAL PREFERRED STOCKS
(Cost $3,002)		4,145
TOTAL INVESTMENTS—98.1%
(Cost $932,646)		1,178,367
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		22,739
TOTAL NET ASSETS—100.0%		$1,201,106

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA	377,958	ZAR 116.62	09/12/2023	$ —	$21

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$34,500	$—	$34,500
Europe	5,147	523,059	—	528,206
Latin America	67,174	—	—	67,174
Middle East/Central Asia	6,112	25,590	—	31,702
North America	109,025	—	—	109,024
Pacific Basin	23,248	380,367	—	403,616
Preferred Stocks
Europe	—	3,759	—	3,759
Latin America	267	—	—	267
Pacific Basin	—	119	—	119
Total Investments in Securities	$210,973	$967,394	$—	$1,178,367
Financial Derivative Instruments - Assets
Rights/Warrants	$21	$—	$—	$21
Total Investments	$210,994	$967,394	$—	$1,178,388
There were no Level 3 Investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Diversified International All Cap Fund

Portfolio of Investments—Continued

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $21,478 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

3	All or a portion of this security was out on loan as of July 31, 2021. The market value of securities on loan was $2,423 and the related non-cash collateral was $2,547.
ZAR	South African Rand
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Emerging Markets Equity Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—97.0%
Shares		Value
AEROSPACE & DEFENSE—0.3%
40,331	Embraer SA (Brazil)*	$144
AUTO COMPONENTS—0.3%
3,342	Hankook Tire & Technology Co. Ltd. (South Korea)	141
AUTOMOBILES—0.8%
167,500	BAIC Motor Corp. Ltd. (China)[1]	60
32,535	Mahindra & Mahindra Ltd. (India)	326
		386
BANKS—12.1%
100,998	Axis Bank Ltd. (India)*	965
9,337	Bancolombia SA ADR (Colombia)[2]	266
109,200	Bank Central Asia TBK PT (Indonesia)	225
406,000	Bank Mandiri Persero TBK PT (Indonesia)	160
105,490	Bank of The Philippine Islands (Philippines)	170
141,227	Cairo Mezz plc (Greece)*	20
1,262	Capitec Bank Holdings Ltd. (South Africa)	140
1,574,197	Eurobank Ergasias SA (Greece)*	1,484
1,120,695	Grupo Financiero Inbursa SAB de CV (Mexico)	1,079
3,046	Hana Financial Group Inc. (South Korea)	115
6,415	HDFC Bank Ltd. ADR (India)[2]	453
96,700	Kasikornbank PCL (Thailand)	303
7,085	Komercni Banka AS (Czech Republic)*	263
		5,643
BEVERAGES—4.0%
123,934	AmBev SA (Brazil)	396
159,500	East African Breweries Ltd. (Kenya)*	267
11,281	Fomento Economico Mexicano SAB de CV ADR (Mexico)[2]	986
510,700	Thai Beverage PCL (Singapore)	245
		1,894
CAPITAL MARKETS—0.1%
3,910	Georgia Capital plc (United Kingdom)*	34
CHEMICALS—0.0%
2,684,000	Tianhe Chemicals Group Ltd. (Hong Kong)*	—[x]
COMMERCIAL SERVICES & SUPPLIES—0.5%
3,086	S-1 Corp. (South Korea)	216
CONSTRUCTION & ENGINEERING—0.7%
164,937	Raubex Group Ltd. (South Africa)	320
CONSUMER FINANCE—2.5%
662,044	Gentera SAB de CV (Mexico)*	385
42,324	Shriram Transport Finance Co. Ltd. (India)	798
		1,183
DISTRIBUTORS—0.5%
15,500	Jardine Cycle & Carriage Ltd. (Singapore)	234
DIVERSIFIED FINANCIAL SERVICES—2.0%
24,000	Chailease Holding Co. Ltd. (Taiwan)	199
34,297	JSE Ltd. (South Africa)	240
63,685	Remgro Ltd. (South Africa)	484
		923
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
76,362	Telkom SA SOC Ltd. (South Africa)	221
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—0.8%
2,473	Havells India Ltd. (India)	$39
307,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	342
		381
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
60,000	Chroma ATE Inc. (Taiwan)	423
69,000	Delta Electronics Inc. (Taiwan)	711
		1,134
ENTERTAINMENT—1.1%
615,900	Major Cineplex Group PCL (Thailand)	365
507	Sea Ltd. ADR (Singapore)*,2	140
		505
FOOD & STAPLES RETAILING—1.1%
5,363	Bid Corp. Ltd. (South Africa)*	118
6,595	Clicks Group Ltd. (South Africa)	120
2,464	PriceSmart Inc. (United States)	221
1,953	X5 Retail Group NV GDR (Russia)[2]	63
		522
FOOD PRODUCTS—7.0%
52,000	China Mengniu Dairy Co. Ltd. (China)*	282
512,200	Delfi Ltd. (Singapore)	320
74,249	Industrias Bachoco SAB de CV (Mexico)	270
72,923	Tiger Brands Ltd. (South Africa)	960
362,000	Tingyi Cayman Islands Holding Corp. (China)	653
52,345	Ulker Biskuvi Sanayi AS (Turkey)	124
262,000	Uni-President China Holdings Ltd. (China)	263
607,000	Want Want China Holdings Ltd. (China)	410
		3,282
HOTELS, RESTAURANTS & LEISURE—1.6%
12,035	Yum China Holdings Inc. (China)	748
HOUSEHOLD DURABLES—0.5%
83,200	MRV Engenharia e Participacoes SA (Brazil)	229
HOUSEHOLD PRODUCTS—1.2%
353,598	Kimberly-Clark de Mexico SAB de CV (Mexico)	573
INDUSTRIAL CONGLOMERATES—3.6%
582,600	ALFA SAB de CV (Mexico)	441
11,890	GT Capital Holdings Inc. (Philippines)	129
5,757	LG Corp. (South Korea)	472
22,884	PSG Group Ltd. (South Africa)	119
204,931	Quinenco SA (Chile)	390
251,000	Sime Darby Berhad (Malaysia)	128
		1,679
INSURANCE—5.4%
44,200	AIA Group Ltd. (Hong Kong)	529
129,039	Porto Seguro SA (Brazil)*	1,280
21,006	Qualitas Controladora SAB de CV (Mexico)	102
3,282	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	612
		2,523
INTERACTIVE MEDIA & SERVICES—2.5%
7,067	Baidu Inc. ADR (China)*,2	1,159
INTERNET & DIRECT MARKETING RETAIL—1.4%
1,177	Naspers Ltd. (South Africa)	227

Harbor Emerging Markets Equity Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—Continued
78,000	PChome Online Inc. (Taiwan)	$367
4,901	Vipshop Holdings Ltd. ADR (China)*,2	82
		676
IT SERVICES—1.6%
8,902	Genpact Ltd. (United States)	443
8,489	Infosys Ltd. ADR (India)[2]	188
2,760	Tata Consultancy Services Ltd. (India)	118
		749
LEISURE PRODUCTS—4.0%
92,628	Giant Manufacturing Co. Ltd. (Taiwan)	1,067
68,000	Merida Industry Co. Ltd. (Taiwan)	816
		1,883
MACHINERY—0.9%
15,000	Techtronic Industries Co. Ltd. (Hong Kong)	268
63,000	Weichai Power Co. Ltd. (China)	138
		406
MARINE—1.3%
7,664,002	Cia Sud Americana de Vapores SA (Chile)	602
MEDIA—1.0%
22,794	Grupo Televisa SAB ADR (Mexico)[2]	309
2,966,000	Media Nusantara Citra TBK PT (Indonesia)	162
		471
METALS & MINING—4.5%
5,618	African Rainbow Minerals Ltd. (South Africa)	114
149,100	Alrosa PJSC (Russia)*	265
3,490	Anglo American Platinum Ltd. (South Africa)	457
7,613	Anglo American plc (South Africa)	338
5,785	AngloGold Ashanti Ltd. (South Africa)	116
5,807	First Quantum Minerals Ltd. (Canada)	125
8,460	Freeport-McMoRan Inc. (United States)	322
3,771	Severstal PJSC GDR (Russia)[2]	93
4,184	Southern Copper Corp. (Peru)	275
		2,105
OIL, GAS & CONSUMABLE FUELS—0.7%
2,381	Lukoil PJSC ADR (Russia)[2]	204
86,500	United Tractors TBK PT (Indonesia)	117
		321
PERSONAL PRODUCTS—3.1%
6,523	AMOREPACIFIC Group (South Korea)	327
2,352	Dabur India Ltd. (India)	19
3,044	Marico Ltd. (India)	22
58,800	Natura & Co Holding SA (Brazil)*	607
184,000	Uni-President Enterprises Corp. (Taiwan)	483
		1,458
PHARMACEUTICALS—1.4%
699,702	Genomma Lab Internacional SAB de CV (Mexico)*	678
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
34,738	LOG Commercial Properties e Participacoes SA (Brazil)	192
18,700	LPS Brasil Consultoria de Imoveis SA (Brazil)*	15
		207
ROAD & RAIL—0.3%
19,327	Globaltrans Investment plc GDR (Russia)[2]	152
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.6%
387	ASML Holding NV (Netherlands)	$296
8,000	MediaTek Inc. (Taiwan)	261
5,862	SK Hynix Inc. (South Korea)	574
161,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,365
		4,496
SPECIALTY RETAIL—2.4%
55,710	Fourlis Holdings SA (Greece)*	275
32,894	JUMBO SA (Greece)	523
80,139	Pepkor Holdings Ltd. (South Africa)*,1	115
24,000	Zhongsheng Group Holdings (China)	221
		1,134
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.8%
11,000	Advantech Co. Ltd. (Taiwan)	144
31,000	King Slide Works Co. Ltd. (Taiwan)	413
38,270	Samsung Electronics Co Ltd. (South Korea)	2,615
		3,172
TEXTILES, APPAREL & LUXURY GOODS—2.0%
15,588	Cie Financiere Richemont SA ADR (South Africa)[2]	199
23,500	Li Ning Co. Ltd. (China)	248
13,500	Shenzhou International Group Holdings Ltd. (China)	300
161,000	Stella International Holdings Ltd. (Hong Kong)*	205
		952
THRIFTS & MORTGAGE FINANCE—1.4%
20,324	Housing Development Finance Corp. Ltd. (India)	669
TRADING COMPANIES & DISTRIBUTORS—0.3%
18,800	BOC Aviation Ltd. (China)[1]	138
TRANSPORTATION INFRASTRUCTURE—0.7%
344,067	Grindrod Ltd. (South Africa)*	104
18,083	Grupo Aeroportuario del Pacifico SAB de CV (Mexico)*	207
		311
WIRELESS TELECOMMUNICATION SERVICES—1.7%
102,736	Bharti Airtel Ltd. (India)	781
TOTAL COMMON STOCKS
(Cost $35,635)		45,435

PREFERRED STOCKS—0.1%
BANKS—0.1%
141,292	Grupo Aval Acciones y Valores SA (Colombia)	37
PERSONAL PRODUCTS—0.0%
448	AMOREPACIFIC Group (South Korea)	16
TOTAL PREFERRED STOCKS
(Cost $54)		53
TOTAL INVESTMENTS—97.1%
(Cost $35,689)		45,488
CASH AND OTHER ASSETS, LESS LIABILITIES—2.9%		1,339
TOTAL NET ASSETS—100.0%		$46,827

Harbor Emerging Markets Equity Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$4,659	$—	$4,659
Europe	613	3,183	—	3,796
Latin America	9,426	—	—	9,426
Middle East/Central Asia	839	3,539	—	4,378
North America	1,111	—	—	1,111
Pacific Basin	2,796	19,269	—	22,065
Preferred Stocks
Latin America	37	—	—	37
Pacific Basin	—	16	—	16
Total Investments in Securities	$14,822	$30,666	$—	$45,488
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2021.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2021 (000s)	Unrealized Gain/ Loss as of 07/31/2021 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(512)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2021 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (Hong Kong)*	$ —	Market Approach	Estimated Recovery Value	HKD 0.00

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $313 or 1% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Focused International Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—1.9%
3,671	MTU Aero Engines AG (Germany)	$918
BEVERAGES—5.8%
2,436	Kweichow Moutai Co. Ltd. Class A (China)	634
9,678	Pernod Ricard SA (France)	2,136
		2,770
BUILDING PRODUCTS—3.1%
7,000	Daikin Industries Ltd. (Japan)	1,462
CHEMICALS—4.1%
11,900	Shin-Etsu Chemical Co. Ltd. (Japan)	1,941
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.4%
13,600	Hamamatsu Photonics KK (Japan)	756
2,400	Keyence Corp. (Japan)	1,337
		2,093
ENTERTAINMENT—3.5%
83,205	NetEase Inc. (China)	1,655
FOOD PRODUCTS—3.9%
358,338	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (China)	1,857
HEALTH CARE EQUIPMENT & SUPPLIES—7.3%
16,200	Hoya Corp. (Japan)	2,287
646	Straumann Holding AG (Switzerland)	1,198
		3,485
HOUSEHOLD DURABLES—2.6%
11,900	Sony Group Corp. (Japan)	1,243
INSURANCE—4.3%
170,745	AIA Group Ltd. (Hong Kong)	2,043
INTERACTIVE MEDIA & SERVICES—3.2%
25,408	Tencent Holdings Ltd. (China)	1,532
INTERNET & DIRECT MARKETING RETAIL—3.6%
70,928	Alibaba Group Holding Ltd. (China)*	1,732
IT SERVICES—1.3%
238	Adyen NV (Netherlands)*,1	645
LEISURE PRODUCTS—2.8%
5,200	Shimano Inc. (Japan)	1,331
MACHINERY—2.4%
12,900	Daifuku Co. Ltd. (Japan)	1,156
PERSONAL PRODUCTS—5.8%
3,912	L'Oreal SA (France)	1,790
17,148	Unilever plc (United Kingdom)	987
		2,777
PHARMACEUTICALS—8.2%
25,804	Novo Nordisk AS (Denmark)	2,389
3,942	Roche Holding AG (Switzerland)	1,523
		3,912
PROFESSIONAL SERVICES—6.0%
50,746	Experian plc (United Kingdom)	2,234
12,400	Recruit Holdings Co. Ltd. (Japan)	643
		2,877
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.8%
1,309	ASML Holding NV (Netherlands)	$1,000
19,263	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	2,247
		3,247
SOFTWARE—3.6%
13,945	Dassault Systemes SE (France)	769
6,543	SAP SE (Germany)	939
		1,708
SPECIALTY RETAIL—2.4%
1,700	Fast Retailing Co. Ltd. (Japan)	1,153
TEXTILES, APPAREL & LUXURY GOODS—6.2%
8,722	EssilorLuxottica SA (France)	1,647
1,624	LVMH Moet Hennessy Louis Vuitton SE (France)	1,300
		2,947
THRIFTS & MORTGAGE FINANCE—4.5%
64,849	Housing Development Finance Corp. Ltd. (India)	2,136
TOTAL COMMON STOCKS
(Cost $36,749)		46,620
TOTAL INVESTMENTS—97.7%
(Cost $36,749)		46,620
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		1,104
TOTAL NET ASSETS—100.0%		$47,724

Harbor Focused International Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$19,475	$—	$19,475
Middle East/Central Asia	—	2,136	—	2,136
Pacific Basin	2,247	22,762	—	25,009
Total Investments in Securities	$2,247	$44,373	$—	$46,620
There were no Level 3 Investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $645 or 1% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Global Leaders Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—4.9%
26,311	Safran SA (France)	$3,444
5,120	TransDigm Group Inc. (United States)*	3,282
		6,726
AUTO COMPONENTS—2.6%
21,175	Aptiv plc (United States)*	3,533
BANKS—2.4%
47,824	HDFC Bank Ltd. ADR (India)[1]	3,375
BIOTECHNOLOGY—2.1%
13,860	CSL Ltd. (Australia)	2,951
CAPITAL MARKETS—4.3%
156,167	Allfunds Group plc (Netherlands)*	2,752
26,815	Intercontinental Exchange Inc. (United States)	3,213
		5,965
COMMERCIAL SERVICES & SUPPLIES—2.8%
489,750	Rentokil Initial plc (United Kingdom)	3,858
DIVERSIFIED CONSUMER SERVICES—5.5%
16,107	Bright Horizons Family Solutions Inc. (United States)*	2,408
58,784	Chegg Inc. (United States)*	5,210
		7,618
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.9%
9,760	Keyence Corp. (Japan)	5,436
ENTERTAINMENT—3.2%
16,078	Sea Ltd. ADR (Singapore)*,1	4,440
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.0%
3,298	Equinix Inc. (United States)	2,706
FOOD & STAPLES RETAILING—6.7%
154,221	Alimentation Couche-Tard Inc. (Canada)	6,217
8,410	Zur Rose Group AG (Switzerland)*	3,127
		9,344
HEALTH CARE PROVIDERS & SERVICES—2.3%
7,617	UnitedHealth Group Inc. (United States)	3,140
INDUSTRIAL CONGLOMERATES—4.6%
12,977	Roper Technologies Inc. (United States)	6,376
INSURANCE—3.1%
362,700	AIA Group Ltd. (Hong Kong)	4,340
INTERACTIVE MEDIA & SERVICES—3.0%
11,141	Naver Corp. (South Korea)	4,199
IT SERVICES—3.7%
20,869	Visa Inc. (United States)	5,142
LIFE SCIENCES TOOLS & SERVICES—7.1%
3,372	Bio-Techne Corp. (United States)	1,626
18,426	Iqvia Holdings Inc. (United States)*	4,564
4,707	Lonza Group AG (Switzerland)	3,665
		9,855
MEDIA—3.8%
7,095	Charter Communications Inc. (United States)*	5,279
COMMON STOCKS—Continued
Shares		Value
MULTILINE RETAIL—2.9%
10,836	Dollar General Corp. (United States)	$2,521
73,100	Pan Pacific International Holdings Corp. (Japan)	1,526
		4,047
PHARMACEUTICALS—2.5%
17,199	Zoetis Inc. (United States)	3,486
PROFESSIONAL SERVICES—5.7%
50,481	CoStar Group Inc. (United States)*	4,485
66,350	Recruit Holdings Co. Ltd. (Japan)	3,439
		7,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
41,553	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	4,847
22,355	Texas Instruments Inc. (United States)	4,261
		9,108
SOFTWARE—11.2%
35,575	Cloudflare Inc. (United States)*	4,220
7,813	Coupa Software Inc. (United States)*	1,695
9,440	Intuit Inc. (United States)	5,003
16,168	Microsoft Corp. (United States)	4,607
		15,525
TRADING COMPANIES & DISTRIBUTORS—1.9%
111,800	Monotaro Co. Ltd. (Japan)	2,572
TOTAL COMMON STOCKS
(Cost $88,120)		136,945
TOTAL INVESTMENTS—98.8%
(Cost $88,120)		136,945
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		1,697
TOTAL NET ASSETS—100.0%		$138,642

Harbor Global Leaders Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$16,846	$—	$16,846
Middle East/Central Asia	3,375	—	—	3,375
North America	82,974	—	—	82,974
Pacific Basin	9,288	24,462	—	33,750
Total Investments in Securities	$95,637	$41,308	$—	$136,945
There were no Level 3 Investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—99.2%
Shares		Value
AEROSPACE & DEFENSE—1.2%
129,755	Airbus SE (France)*	$17,798
2,222,065	BAE Systems plc (United Kingdom)	17,815
9,705,888	Rolls-Royce Holdings plc (United Kingdom)*	13,405
84,328	Thales SA (France)	8,851
		57,869
AIR FREIGHT & LOGISTICS—0.2%
167,732	Oesterreichische Post AG (Austria)	8,854
AIRLINES—0.3%
930,348	EasyJet plc (United Kingdom)	10,916
1,034,294	Qantas Airways Ltd. (Australia)*	3,487
		14,403
AUTO COMPONENTS—1.0%
358,000	Bridgestone Corp. (Japan)	15,772
1,701,935	Gestamp Automocion SA (Spain)*,1	8,323
686,956	GUD Holdings Ltd. (Australia)	5,949
45,868	Hankook Tire & Technology Co. Ltd. (South Korea)	1,931
554,500	Johnson Electric Holdings Ltd. (Hong Kong)	1,299
105,500	Koito Manufacturing Co. Ltd. (Japan)	6,457
270,800	Sumitomo Electric Industries Ltd. (Japan)	3,847
81,200	Toyota Industries Corp. (Japan)	6,811
		50,389
AUTOMOBILES—1.6%
196,619	Bayerische Motoren Werke AG (Germany)	19,550
14,268	Hyundai Motor Co. (South Korea)	2,716
508,701	Mahindra & Mahindra Ltd. (India)	5,103
572,800	Toyota Motor Corp. (Japan)	51,423
		78,792
BANKS—8.3%
757,275	Australia & New Zealand Banking Group Ltd. (Australia)	15,417
969,356	Axis Bank Ltd. (India)*	9,263
681,400	Bangkok Bank PCL (Thailand)	2,125
471,800	Bank Central Asia TBK PT (Indonesia)	974
4,307,894	Bank of Ireland Group plc (Ireland)*	22,854
22,968,245	Barclays plc (United Kingdom)	55,562
775,881	BNP Paribas SA (France)	47,313
6,270,835	Caixabank SA (Spain)	18,624
5,229	Capitec Bank Holdings Ltd. (South Africa)	580
253,741	Close Brothers Group plc (United Kingdom)	5,439
147,587	Danske Bank AS (Denmark)	2,587
743,534	DBS Group Holdings Ltd. (Singapore)	16,638
613,191	DNB Bank ASA (Norway)	12,556
212,000	Fukuoka Financial Group Inc. (Japan)	3,573
141,506	Hana Financial Group Inc. (South Korea)	5,339
27,395	HDFC Bank Ltd. ADR (India)[2]	1,933
790,369	HSBC Holdings plc (Hong Kong)	4,362
1,787,514	Intesa Sanpaolo SpA (Italy)	4,938
622,800	Kasikornbank PCL (Thailand)	1,952
69,120,045	Lloyds Banking Group plc (United Kingdom)	43,702
6,215,400	Resona Holdings Inc. (Japan)	23,337
184,319	Shinhan Financial Group Co. Ltd. (South Korea)	6,247
940,861	Standard Chartered plc (United Kingdom)	5,640
467,100	Sumitomo Mitsui Financial Group Inc. (Japan)	15,745
397,700	Sumitomo Mitsui Trust Holdings Inc. (Japan)	13,055
2,009,945	Svenska Handelsbanken AB (Sweden)	22,651
2,336,380	UniCredit SpA (Italy)	27,946
304,300	United Overseas Bank Ltd. (Singapore)	5,883
		396,235
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—3.8%
245,968	Anheuser-Busch InBev SA (Belgium)	$15,524
86,800	Asahi Group Holdings Ltd. (Japan)	3,906
110,720	Carlsberg AS (Denmark)	20,459
206,518	Coca-Cola Europacific Partners plc (United States)	12,816
872,759	Davide Campari-Milano NV (Italy)	12,270
712,142	Diageo plc (United Kingdom)	35,312
287,753	Heineken NV (Netherlands)	33,509
1,784,100	Kirin Holdings Co. Ltd. (Japan)	32,633
26,552	Pernod Ricard SA (France)	5,860
137,300	Suntory Beverage & Food Ltd. (Japan)	4,814
10,189,400	Thai Beverage PCL (Singapore)	4,880
136,000	Tsingtao Brewery Co. Ltd. (China)	1,075
		183,058
BUILDING PRODUCTS—2.3%
1,438,489	Assa Abloy AB Class B (Sweden)	46,141
55,065	Geberit AG (Switzerland)	45,213
840,463	GWA Group Ltd. (Australia)	1,736
588,800	LIXIL Group Corp. (Japan)	16,068
		109,158
CAPITAL MARKETS—2.4%
2,094,021	3i Group plc (United Kingdom)	37,217
576,700	Daiwa Securities Group Inc. (Japan)	3,033
988,248	IG Group Holdings plc (United Kingdom)	12,243
113,000	JAFCO Group Co. Ltd. (Japan)	6,455
107,200	Japan Exchange Group Inc. (Japan)	2,438
2,821,017	Jupiter Fund Management plc (United Kingdom)	10,602
2,754,200	Nomura Holdings Inc. (Japan)	13,792
135,256	Rathbone Brothers plc (United Kingdom)	3,524
919,802	St. James's Place plc (United Kingdom)	20,265
213,083	UBS Group AG (Switzerland)	3,511
		113,080
CHEMICALS—1.7%
616,800	Air Water Inc. (Japan)	9,221
394,259	BASF SE (Germany)	30,980
9,000	Nippon Shokubai Co. Ltd. (Japan)	433
203,800	Nissan Chemical Corp. (Japan)	9,989
42,900	Nitto Denko Corp. (Japan)	3,187
890,654	Orica Ltd. (Australia)	8,123
47,600	Shin-Etsu Chemical Co. Ltd. (Japan)	7,765
95,900	Sumitomo Bakelite Co. Ltd. (Japan)	4,174
101,100	Tokyo Ohka Kogyo Co. Ltd. (Japan)	6,553
		80,425
COMMERCIAL SERVICES & SUPPLIES—1.7%
68,600	AEON Delight Co. Ltd. (Japan)	2,257
1,313,887	Brambles Ltd. (Australia)	11,249
4,391,862	Cleanaway Waste Management Ltd. (Australia)	8,230
170,374	Elis SA (France)*	3,055
2,215,847	HomeServe plc (United Kingdom)	28,750
1,295	S-1 Corp. (South Korea)	91
100,800	Secom Co. Ltd. (Japan)	7,630
8,001,317	Serco Group plc (United Kingdom)	15,730
123,400	Sohgo Security Services Co. Ltd. (Japan)	5,770
		82,762
CONSTRUCTION & ENGINEERING—1.0%
328,025	Boskalis Westminster NV (Netherlands)	10,323
141,017	Ferrovial SA (Spain)	4,185
809,800	Maeda Corp. (Japan)	6,808

Harbor International Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
2,205,000	Obayashi Corp. (Japan)	$18,031
1,277,900	Penta-Ocean Construction Co. Ltd. (Japan)	8,659
		48,006
CONSTRUCTION MATERIALS—1.7%
108,773	CRH plc (Ireland)	5,436
1,104,713	Fletcher Building Ltd. (New Zealand)	5,882
380,419	Holcim Ltd. (Switzerland)*	22,301
38,587	Imerys SA (France)	1,787
130,648	James Hardie Industries PLC CDI (Australia)[2]	4,408
764,500	Taiheiyo Cement Corp. (Japan)	17,812
60,286	Vicat SA (France)	3,039
538,688	Wienerberger AG (Austria)	22,020
		82,685
CONSUMER FINANCE—0.3%
2,243,494	International Personal Finance plc (United Kingdom)	4,657
2,290,775	Non-Standard Finance plc (United Kingdom)*,1	115
1,629,691	Provident Financial plc (United Kingdom)*	6,415
291,724	Shriram Transport Finance Co. Ltd. (India)	5,499
		16,686
CONTAINERS & PACKAGING—0.6%
3,645,473	DS Smith plc (United Kingdom)	21,415
689,800	Toyo Seikan Group Holdings Ltd. (Japan)	9,386
		30,801
DISTRIBUTORS—0.4%
1,708,809	Inchcape plc (United Kingdom)	20,184
DIVERSIFIED FINANCIAL SERVICES—0.3%
3,725,351	AMP Ltd. (Australia)	2,854
99,000	Chailease Holding Co. Ltd. (Taiwan)	821
508,881	Challenger Ltd. (Australia)	2,130
4,632,000	First Pacific Co. Ltd. (Hong Kong)	1,545
63,954	Macquarie Group Ltd. (Australia)	7,385
		14,735
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
562,905	Deutsche Telekom AG (Germany)	11,683
4,736,750	Koninklijke KPN NV (Netherlands)[3]	15,543
1,322,700	Nippon Telegraph & Telephone Corp. (Japan)	33,872
2,162,300	Singapore Telecommunications Ltd. (Singapore)	3,624
1,766,547	Telstra Corp. Ltd. (Australia)	4,920
		69,642
ELECTRIC UTILITIES—0.5%
173,962	Orsted AS (Denmark)[1]	25,802
ELECTRICAL EQUIPMENT—3.5%
736,347	ABB Ltd. (Switzerland)	26,920
11,750	Havells India Ltd. (India)	185
380,942	Legrand SA (France)	42,931
55,500	Mabuchi Motor Co. Ltd. (Japan)	2,087
182,544	Schneider Electric SE (France)	30,574
1,411,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	1,570
1,746,074	Vestas Wind Systems AS (Denmark)	64,386
		168,653
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
1,173,000	Chroma ATE Inc. (Taiwan)	8,263
1,005,000	Delta Electronics Inc. (Taiwan)	10,355
186,100	Kyocera Corp. (Japan)	11,500
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
56,000	Omron Corp. (Japan)	$4,792
60,500	Shimadzu Corp. (Japan)	2,440
76,600	TDK Corp. (Japan)	8,740
		46,090
ENERGY EQUIPMENT & SERVICES—0.5%
1,927,077	John Wood Group plc (United Kingdom)*	5,837
309,794	Petrofac Ltd. (United Kingdom)*	445
6,989,335	Saipem SpA (Italy)	16,035
39,437	Technip Energies NV (France)*	535
192,881	TechnipFMC plc (France)	1,396
		24,248
ENTERTAINMENT—0.8%
173,211	CTS Eventim AG & Co. KGaA (Germany)*	11,769
62,400	Konami Holdings Corp. (Japan)	3,456
4,211,900	Major Cineplex Group PCL (Thailand)	2,499
381,513	Modern Times Group MTG AB Class B (Sweden)	5,420
106,800	Nexon Co. Ltd. (Japan)	2,197
9,000	Nintendo Co. Ltd. (Japan)	4,627
6,342	Sea Ltd. ADR (Singapore)*,2	1,751
165,400	Toho Co. Ltd. (Japan)	7,201
		38,920
FOOD & STAPLES RETAILING—1.3%
18,264	Bid Corp. Ltd. (South Africa)*	401
24,352	Clicks Group Ltd. (South Africa)	441
697,169	Koninklijke Ahold Delhaize NV (Netherlands)	21,672
104,700	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,652
1,003,669	Metcash Ltd. (Australia)	2,971
359,100	Seven & I Holdings Co. Ltd. (Japan)	16,023
144,500	Sundrug Co. Ltd. (Japan)	4,691
3,609,106	Tesco plc (United Kingdom)	11,684
8,371	X5 Retail Group NV GDR (Russia)[2]	271
		62,806
FOOD PRODUCTS—1.7%
87,400	Calbee Inc. (Japan)	2,008
894,000	China Mengniu Dairy Co. Ltd. (China)*	4,854
1,405,056	Devro plc (United Kingdom)	4,330
163,100	Fuji Oil Holdings Inc. (Japan)	3,692
307,800	Megmilk Snow Brand Co. Ltd. (Japan)	5,785
67,400	Meiji Holdings Co. Ltd. (Japan)	4,172
161,300	NH Foods Ltd. (Japan)	6,506
620,700	Nippon Suisan Kaisha Ltd. (Japan)	3,220
3,932,000	Tingyi Cayman Islands Holding Corp. (China)	7,089
342,700	Toyo Suisan Kaisha Ltd. (Japan)	13,083
1,934,000	Uni-President China Holdings Ltd. (China)	1,945
197,914	Viscofan SA (Spain)	13,744
5,454,000	Want Want China Holdings Ltd. (China)	3,681
138,500	Yakult Honsha Co. Ltd. (Japan)	8,185
		82,294
GAS UTILITIES—0.0%
72,100	Tokyo Gas Co. Ltd. (Japan)	1,365
HEALTH CARE EQUIPMENT & SUPPLIES—4.6%
290,847	Coloplast AS Class B (Denmark)	53,185
7,432,366	ConvaTec Group plc (United Kingdom)[1]	24,473
561,595	Demant AS (Denmark)*	34,323
335,592	Getinge AB Class B (Sweden)	14,584
408,057	GN Store Nord AS (Denmark)	35,759
41,600	Hoya Corp. (Japan)	5,873

Harbor International Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
267,800	Japan Lifeline Co. Ltd. (Japan)	$3,371
446,296	Koninklijke Philips NV (Netherlands)	20,579
212,300	Olympus Corp. (Japan)	4,369
234,512	Smith & Nephew plc (United Kingdom)	4,786
52,967	Sonova Holding AG (Switzerland)	20,797
		222,099
HEALTH CARE PROVIDERS & SERVICES—1.2%
411,600	Alfresa Holdings Corp. (Japan)	6,269
174,585	Amplifon SpA (Italy)	8,622
403,122	Fresenius Medical Care AG & Co. KGaA (Germany)	31,775
467,500	MediPAL Holdings Corp. (Japan)	8,804
156,600	Ship Healthcare Holdings Inc. (Japan)	3,949
		59,419
HOTELS, RESTAURANTS & LEISURE—4.4%
3,147,000	Ajisen China Holdings Ltd. (China)	579
85,242	Aristocrat Leisure Ltd. (Australia)	2,612
287,397	Carnival plc (United Kingdom)*	5,689
1,902,312	Compass Group plc (United Kingdom)*	40,195
1,718,679	Entain plc (United Kingdom)*	43,339
276,702	Flutter Entertainment plc (Ireland)*	47,256
764,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	5,178
6,866,500	Genting Singapore Ltd. (Singapore)	4,097
64,872	InterContinental Hotels Group PLC (United Kingdom)*	4,284
336,884	Playtech plc (United Kingdom)*	1,732
7,906,420	SSP Group plc (United Kingdom)*	28,671
3,457,943	TUI AG (Germany)	16,192
218,969	Yum China Holdings Inc. (China)	13,618
		213,442
HOUSEHOLD DURABLES—1.0%
592,679	Barratt Developments plc (United Kingdom)	5,792
361,200	Casio Computer Co. Ltd. (Japan)	5,887
45,300	Rinnai Corp. (Japan)	4,208
274,200	Sekisui Chemical Co. Ltd. (Japan)	4,732
141,500	Sony Group Corp. (Japan)	14,782
5,047,518	Taylor Wimpey plc (United Kingdom)	11,540
		46,941
HOUSEHOLD PRODUCTS—0.7%
140,900	Lion Corp. (Japan)	2,439
390,787	Reckitt Benckiser Group plc (United Kingdom)	29,895
		32,334
INDUSTRIAL CONGLOMERATES—2.6%
300,000	CK Hutchison Holdings Ltd. (Hong Kong)	2,192
218,286	DCC plc (United Kingdom)	18,276
1,356,900	Hitachi Ltd. (Japan)	78,048
322,900	Jardine Matheson Holdings Ltd. (Hong Kong)	19,211
41,666	LG Corp. (South Korea)	3,415
20,205	LX Holdings Corp. (South Korea)*	183
4,122,600	Sime Darby Berhad (Malaysia)	2,100
		123,425
INSURANCE—5.0%
480,639	Admiral Group plc (United Kingdom)	22,705
1,407,200	AIA Group Ltd. (Hong Kong)	16,838
1,170,571	AXA SA (France)	30,314
1,573,700	Dai-ichi Life Holdings Inc. (Japan)	28,964
278,300	Great Eastern Holdings Ltd. (Singapore)	4,439
38,340	Hannover Rueck SE (Germany)	6,444
33,986	Helvetia Holding AG (Switzerland)	3,696
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
501,406	Hiscox Ltd. (United Kingdom)	$6,089
1,867,045	Insurance Australia Group Ltd. (Australia)	6,658
1,578,100	Japan Post Holdings Co. Ltd. (Japan)*	13,396
184,500	MS&AD Insurance Group Holdings Inc. (Japan)	5,703
728,000	Ping An Insurance Group Co. of China Ltd. (China)	6,371
258,966	Prudential plc (United Kingdom)	4,863
920,016	QBE Insurance Group Ltd. (Australia)*	7,373
722,911	Sampo OYJ (Finland)	34,793
22,822	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,257
390,800	Sompo Holdings Inc. (Japan)	16,157
403,400	T&D Holdings Inc. (Japan)	5,161
346,900	Tokio Marine Holdings Inc. (Japan)	16,534
		240,755
INTERACTIVE MEDIA & SERVICES—1.8%
1,684,080	Auto Trader Group plc (United Kingdom)[1]	15,258
64,694	Baidu Inc. ADR (China)*,2	10,610
637,284	Carsales.com Ltd. (Australia)	10,276
645,361	Domain Holdings Australia Ltd. (Australia)*	2,314
5,011,117	Rightmove plc (United Kingdom)	48,881
		87,339
INTERNET & DIRECT MARKETING RETAIL—1.8%
613,546	HelloFresh SE (Germany)*	57,513
165,243	Just Eat Takeaway.com NV (Netherlands)*,1	14,674
13,393	Naspers Ltd. (South Africa)	2,584
64,668	Trip.com Group Ltd. ADR (China)[2]	1,677
64,077	Vipshop Holdings Ltd. ADR (China)*,2	1,066
18,783	Zooplus AG (Germany)*	6,396
114,900	ZOZO Inc. (Japan)	3,913
		87,823
IT SERVICES—2.9%
102,145	Alten SA (France)	16,238
15,272,555	Capita plc (United Kingdom)*	7,482
467,452	Edenred (France)	27,157
122,345	Genpact Ltd. (United States)	6,094
91,458	Infosys Ltd. ADR (India)[2]	2,023
313,100	NEC Corp. (Japan)	15,880
249,700	NET One Systems Co. Ltd. (Japan)	8,563
74,200	Nomura Research Institute Ltd. (Japan)	2,388
185,800	NS Solutions Corp. (Japan)	5,915
1,365,700	NTT Data Corp. (Japan)	21,154
65,000	Otsuka Corp. (Japan)	3,377
41,761	Reply SpA (Italy)	7,465
217,700	SCSK Corp. (Japan)	13,121
13,208	Tata Consultancy Services Ltd. (India)	562
		137,419
LEISURE PRODUCTS—0.7%
167,400	Bandai Namco Holdings Inc. (Japan)	10,831
1,057,000	Giant Manufacturing Co. Ltd. (Taiwan)	12,173
58,000	Merida Industry Co. Ltd. (Taiwan)	697
726,600	Sega Sammy Holdings Inc. (Japan)	9,165
		32,866
LIFE SCIENCES TOOLS & SERVICES—0.8%
273,664	Eurofins Scientific SE (France)	32,734
49,429	Gerresheimer AG (Germany)	5,161
		37,895

Harbor International Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—3.1%
101,916	Andritz AG (Austria)	$5,611
2,375,980	CNH Industrial NV (Italy)	39,673
62,600	Daifuku Co. Ltd. (Japan)	5,610
608,907	Fluidra SA (Spain)	24,684
99,002	GEA Group AG (Germany)	4,390
27,800	Hoshizaki Corp. (Japan)	2,334
65,400	Makita Corp. (Japan)	3,401
326,100	NSK Ltd. (Japan)	2,691
882,696	Rotork plc (United Kingdom)	4,426
987,970	Sandvik AB (Sweden)	25,763
196,555	Stabilus SA (Germany)	15,604
155,500	Techtronic Industries Co. Ltd. (Hong Kong)	2,773
670,340	Wartsila OYJ ABP (Finland)	10,098
266,000	Weichai Power Co. Ltd. (China)	583
		147,641
MARINE—0.1%
1,366,468	Irish Continental Group plc (Ireland)	7,180
MEDIA—2.7%
318,806	Daily Mail & General Trust plc (United Kingdom)	4,848
284,472	Euromoney Institutional Investor plc (United Kingdom)	4,020
999,000	Fuji Media Holdings Inc. (Japan)	10,838
308,600	Hakuhodo DY Holdings Inc. (Japan)	4,694
793,493	Informa plc (United Kingdom)*	5,452
15,230,820	ITV plc (United Kingdom)*	23,683
576,003	JC Decaux SA (France)*	15,713
454,825	Nine Entertainment Co. Holdings Ltd. (Australia)	927
944,100	Nippon Television Holdings Inc. (Japan)	10,497
279,619	Nordic Entertainment Group AB (Sweden)*	14,932
168,418	Schibsted ASA Class A (Norway)	8,927
72,350	Schibsted ASA Class B (Norway)	3,347
5,074,226	Sky Network Television Ltd. (New Zealand)*	583
1,530,039	WPP plc (United Kingdom)	19,788
		128,249
METALS & MINING—3.9%
848,770	Acerinox SA (Spain)	11,346
25,113	African Rainbow Minerals Ltd. (South Africa)	511
1,051,902	ArcelorMittal SA (France)	36,738
524,906	BHP Group Ltd. (Australia)	20,618
582,727	BlueScope Steel Ltd. (Australia)	10,334
1,608,885	Evolution Mining Ltd. (Australia)	4,893
68,149	First Quantum Minerals Ltd. (Canada)	1,460
8,292,838	Glencore plc (United Kingdom)*	37,244
381,668	Newcrest Mining Ltd. (Australia)	7,377
570,500	Nippon Steel Corp. (Japan)	9,897
482,627	Rio Tinto plc (United Kingdom)	40,994
17,503	Severstal PJSC GDR (Russia)[2]	431
45,357	Southern Copper Corp. (Peru)	2,977
95,000	Sumitomo Metal Mining Co. Ltd. (Japan)	3,850
		188,670
MULTILINE RETAIL—0.1%
302,800	Marui Group Co. Ltd. (Japan)	5,304
OIL, GAS & CONSUMABLE FUELS—2.4%
97,537	Ampol Ltd. (Australia)	2,030
3,360,215	Beach Energy Ltd. (Australia)	2,956
18,053,623	BP plc (United Kingdom)	72,468
1,666,752	Equinor ASA (Norway)	32,467
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
1,257,621	Oil Search Ltd. (Australia)	$3,515
64,520	Washington H Soul Pattinson & Co. Ltd. (Australia)	1,553
		114,989
PAPER & FOREST PRODUCTS—0.3%
2,142,000	Oji Holdings Corp. (Japan)	12,350
PERSONAL PRODUCTS—1.2%
26,673	AMOREPACIFIC Group (South Korea)	1,337
11,387	Dabur India Ltd. (India)	92
135,300	Kao Corp. (Japan)	8,147
17,600	Kose Corp. (Japan)	2,781
1,188,500	L'Occitane International SA (Hong Kong)	4,132
101,500	Mandom Corp. (Japan)	1,721
14,584	Marico Ltd. (India)	107
73,300	Rohto Pharmaceutical Co. Ltd. (Japan)	1,932
554,948	Unilever plc (United Kingdom)	31,938
2,298,000	Uni-President Enterprises Corp. (Taiwan)	6,027
		58,214
PHARMACEUTICALS—3.9%
361,300	Astellas Pharma Inc. (Japan)	5,755
763,711	Novo Nordisk AS (Denmark)	70,698
133,600	Otsuka Holdings Co. Ltd. (Japan)	5,310
224,553	Roche Holding AG (Switzerland)	86,748
44,200	Sawai Group Holdings Co. Ltd. (Japan)	1,893
118,300	Takeda Pharmaceutical Co. Ltd. (Japan)	3,938
334,500	Tsumura & Co. (Japan)	10,551
		184,893
PROFESSIONAL SERVICES—4.2%
443,978	Adecco Group AG (Switzerland)	26,588
722,909	ALS Ltd. (Australia)	6,789
485,133	Experian plc (United Kingdom)	21,358
12,163,676	Hays plc (United Kingdom)*	25,004
645,142	Intertek Group plc (United Kingdom)	46,222
397,910	IPH Ltd. (Australia)	2,366
359,300	Nomura Co. Ltd. (Japan)	2,801
836,401	PageGroup plc (United Kingdom)*	7,145
194,100	Persol Holdings Co. Ltd. (Japan)	3,916
72,717	Randstad NV (Netherlands)	5,276
1,090,847	RELX plc (United Kingdom)	32,065
504,913	RWS Holdings plc (United Kingdom)	3,974
108,300	TechnoPro Holdings Inc. (Japan)	2,709
34,808	Teleperformance (France)	14,682
		200,895
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
29,400	Daito Trust Construction Co. Ltd. (Japan)	3,454
330,600	Daiwa House Industry Co. Ltd. (Japan)	10,136
130,900	Mitsubishi Estate Co. Ltd. (Japan)	2,054
524,000	Swire Pacific Ltd. (Hong Kong)	3,255
		18,899
ROAD & RAIL—0.5%
958,380	Aurizon Holdings Ltd. (Australia)	2,720
187,900	East Japan Railway Co. (Japan)	12,518
1,090,807	National Express Group plc (United Kingdom)*	4,122
341,200	Senko Group Holdings Co. Ltd. (Japan)	3,453
		22,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
211,200	ASM Pacific Technology Ltd. (Hong Kong)	2,723

Harbor International Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
33,422	ASML Holding NV (Netherlands)	$25,547
82,000	MediaTek Inc. (Taiwan)	2,681
764,500	Renesas Electronics Corp. (Japan)*	8,298
157,000	ROHM Co. Ltd. (Japan)	15,317
35,806	SK Hynix Inc. (South Korea)	3,505
819,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	17,117
		75,188
SOFTWARE—0.0%
11,000	Oracle Corp. Japan (Japan)	822
SPECIALTY RETAIL—0.8%
90,400	ABC-Mart Inc. (Japan)	4,985
13,570,200	Esprit Holdings Ltd. (Hong Kong)*	1,084
527,529	Pepkor Holdings Ltd. (South Africa)*,1	754
1,591,154	Pets at Home Group plc (United Kingdom)	10,338
239,600	USS Co. Ltd. (Japan)	4,171
769,902	WH Smith plc (United Kingdom)*	17,364
100,500	Zhongsheng Group Holdings (China)	926
		39,622
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
46,000	Advantech Co. Ltd. (Taiwan)	600
279,000	King Slide Works Co. Ltd. (Taiwan)	3,719
144,612	Logitech International SA (Switzerland)	15,889
134,684	Quadient SA (France)	3,953
323,987	Samsung Electronics Co Ltd. (South Korea)	22,140
		46,301
TEXTILES, APPAREL & LUXURY GOODS—2.8%
92,344	Adidas AG (Germany)	33,517
311,500	ASICS Corp. (Japan)	6,879
279,624	Cie Financiere Richemont SA (Switzerland)	35,783
408,168	Cie Financiere Richemont SA ADR (South Africa)[2]	5,209
209,574	EssilorLuxottica SA (France)	39,564
263,500	Li Ning Co. Ltd. (China)	2,783
592,600	Onward Holdings Co. Ltd. (Japan)	1,627
774,900	Samsonite International SA (Hong Kong)*,1	1,442
205,718	Shenzhou International Group Holdings Ltd. (China)	4,566
1,964,000	Stella International Holdings Ltd. (Hong Kong)*	2,505
		133,875
THRIFTS & MORTGAGE FINANCE—0.1%
187,326	Housing Development Finance Corp. Ltd. (India)	6,170
TOBACCO—0.5%
96,176	British American Tobacco plc (United Kingdom)	3,577
193,000	Japan Tobacco Inc. (Japan)	3,771
1,643,212	Swedish Match AB (Sweden)	14,715
		22,063
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.5%
95,100	BOC Aviation Ltd. (China)[1]	$699
339,384	Brenntag SE (Germany)	33,898
777,592	Bunzl plc (United Kingdom)	28,808
263,900	ITOCHU Corp. (Japan)	7,811
		71,216
TRANSPORTATION INFRASTRUCTURE—0.4%
654,817	Getlink SE (France)	10,489
222,000	Mitsubishi Logistics Corp. (Japan)	6,596
		17,085
WIRELESS TELECOMMUNICATION SERVICES—0.7%
1,793,127	Bharti Airtel Ltd. (India)	13,638
590,700	KDDI Corp. (Japan)	18,066
		31,704
TOTAL COMMON STOCKS
(Cost $3,770,313)		4,763,842

PREFERRED STOCKS—0.5%
AUTOMOBILES—0.5%
97,464	Volkswagen AG (Germany)	23,740
PERSONAL PRODUCTS—0.0%
10,588	AMOREPACIFIC Group (South Korea)	375
TOTAL PREFERRED STOCKS
(Cost $16,269)		24,115

SHORT-TERM INVESTMENTS—0.1%
(Cost $2,924)
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.1%
2,924,009	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 0.050%)[4]	2,924
TOTAL INVESTMENTS—99.8%
(Cost $3,789,506)		4,790,881
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		9,151
TOTAL NET ASSETS—100.0%		$4,800,032

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA	805,198	ZAR 116.62	09/12/2023	$ —	$45

Harbor International Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$10,480	$—	$10,480
Europe	702	3,156,337	—	3,157,039
Latin America	2,977	—	—	2,977
Middle East/Central Asia	4,902	39,673	—	44,575
North America	20,371	—	—	20,370
Pacific Basin	35,481	1,492,919	—	1,528,401
Preferred Stocks
Europe	—	23,740	—	23,740
Pacific Basin	—	375	—	375
Short-Term Investments
Investment Company-Securities Lending Investment Fund	2,924	—	—	2,924
Total Investments in Securities	$67,357	$4,723,524	$—	$4,790,881
Financial Derivatives Instruments - Assets
Rights/Warrants	$45	$—	$—	$45
Total Investments	$67,402	$4,723,524	$—	$4,790,926
There were no Level 3 Investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $91,540 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

3
All or a portion of this security was out on loan as of July 31, 2021. The market value of securities on loan was $15,235 and the related cash collateral and non-cash collateral were $2,924 and $13,133, respectively.

4	Represents the investment of collateral received from securities lending activities
ZAR	South African Rand
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Growth Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—96.0%
Shares		Value
AUTO COMPONENTS—0.8%
95,140	Denso Corp. (Japan)	$6,536
AUTOMOBILES—0.8%
165,760	Suzuki Motor Corp. (Japan)	6,744
BANKS—1.1%
500,007	United Overseas Bank Ltd. (Singapore)	9,667
BEVERAGES—3.2%
61,288	Remy Cointreau SA (France)	13,463
5,233,740	Thai Beverage PCL (Singapore)	2,506
968,000	Tsingtao Brewery Co. Ltd. (China)	7,651
434,926	United Spirits Ltd. (India)*	3,760
		27,380
BIOTECHNOLOGY—1.2%
19,775	BeiGene Ltd. ADR (China)*,1	6,260
165,704	Burning Rock Biotech Ltd. ADR (China)*,1	3,775
		10,035
BUILDING PRODUCTS—2.2%
1,574,632	NIBE Industrier AB (Sweden)	18,817
CAPITAL MARKETS—1.4%
517,848	Hargreaves Lansdown plc (United Kingdom)	11,745
CHEMICALS—2.7%
404,353	Asian Paints Ltd. (India)	16,075
163,893	Johnson Matthey plc (United Kingdom)	6,774
		22,849
COMMERCIAL SERVICES & SUPPLIES—0.5%
345,202	HomeServe plc (United Kingdom)	4,479
DIVERSIFIED FINANCIAL SERVICES—1.3%
434,360	Investor AB Class B (Sweden)	10,757
ELECTRICAL EQUIPMENT—2.6%
104,756	Contemporary Amperex Technology Co. Ltd. (China)	8,990
120,380	Nidec Corp. (Japan)	13,512
		22,502
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
17,840	Keyence Corp. (Japan)	9,937
156,460	Murata Manufacturing Co. Ltd. (Japan)	12,984
		22,921
ENERGY EQUIPMENT & SERVICES—0.2%
641,808	John Wood Group plc (United Kingdom)*	1,944
ENTERTAINMENT—1.8%
42,712	Spotify Technology SA (Sweden)*	9,767
89,214	Ubisoft Entertainment SA (France)*	5,656
		15,423
FOOD & STAPLES RETAILING—2.9%
410,708	Jeronimo Martins SGPS SA (Portugal)	8,372
1,654,180	Raia Drogasil SA (Brazil)*	8,017
59,220	Sugi Holdings Co. Ltd. (Japan)	4,370
1,155,089	Wal-Mart de Mexico SAB de CV (Mexico)	3,805
		24,564
HEALTH CARE EQUIPMENT & SUPPLIES—4.9%
72,685	Cochlear Ltd. (Australia)	13,150
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
625,780	Olympus Corp. (Japan)	$12,878
131,640	Sysmex Corp. (Japan)	15,664
		41,692
HOUSEHOLD PRODUCTS—0.4%
128,640	Pigeon Corp. (Japan)	3,704
INSURANCE—3.1%
1,070,960	AIA Group Ltd. (Hong Kong)	12,815
10,856	Fairfax Financial Holdings Ltd. (Canada)	4,573
211,083	ICICI Lombard General Insurance Co Ltd. (India)[2]	4,195
615,600	Ping An Insurance Group Co. of China Ltd. (China)	5,387
		26,970
INTERACTIVE MEDIA & SERVICES—6.4%
1,393,907	Auto Trader Group plc (United Kingdom)[2]	12,629
36,836	Baidu Inc. ADR (China)*,1	6,041
240,640	Kakaku.com Inc. (Japan)	6,567
25,730	Naver Corp. (South Korea)	9,698
1,563,130	Rightmove plc (United Kingdom)	15,247
221,968	SEEK Ltd (Australia)	4,802
		54,984
INTERNET & DIRECT MARKETING RETAIL—13.4%
79,825	Alibaba Group Holding Ltd. ADR (China)*,1	15,581
80,251	ASOS plc (United Kingdom)*	4,243
100,294	AUTO1 Group SE (Germany)*,2	4,913
109,904	Coupang Inc. (South Korea)*	3,992
61,216	Games Workshop Group plc (United Kingdom)	9,672
100,258	MakeMyTrip Ltd. (India)*	2,853
384,340	Meituan Dianping Class B (China)*,2	10,635
8,396	MercadoLibre Inc. (Argentina)*	13,171
61,257	Naspers Ltd. (South Africa)	11,821
59,038	Prosus NV (Netherlands)*	5,267
1,297,447	Trainline plc (United Kingdom)*,2	6,117
134,536	Trip.com Group Ltd. ADR (China)[1]	3,489
206,510	Zalando SE (Germany)*,2	22,946
		114,700
IT SERVICES—4.3%
75,626	Bechtle AG (Germany)	15,615
14,014	Shopify Inc. (Canada)*	21,020
		36,635
LEISURE PRODUCTS—1.3%
42,880	Shimano Inc. (Japan)	10,976
LIFE SCIENCES TOOLS & SERVICES—2.1%
12,201	Mettler-Toledo International Inc. (Switzerland)*	17,981
MACHINERY—9.1%
186,835	Atlas Copco AB Class A (Sweden)	12,653
83,469	Atlas Copco AB Class B (Sweden)	4,746
456,365	Epiroc AB Class B (Sweden)*	9,169
121,481	Kone OYJ Class B (Finland)	10,062
8,522	Rational AG (Germany)	9,280
21,480	SMC Corp. (Japan)	12,769
792,800	Techtronic Industries Co. Ltd. (Hong Kong)	14,138
202,406	Weir Group plc (United Kingdom)	4,874
		77,691
PERSONAL PRODUCTS—2.1%
77,740	Kao Corp. (Japan)	4,681

Harbor International Growth Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—Continued
162,120	Shiseido Co. Ltd. (Japan)	$10,835
421,107	Yatsen Holding Ltd. ADR (China)*,1	2,838
		18,354
PROFESSIONAL SERVICES—1.9%
99,319	Intertek Group plc (United Kingdom)	7,116
171,700	Recruit Holdings Co. Ltd. (Japan)	8,899
		16,015
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.9%
37,863	ASML Holding NV (Netherlands)	28,942
257,813	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	30,071
		59,013
SOFTWARE—2.2%
72,341	Nemetschek SE (Germany)	6,384
117,807	Xero Ltd. (New Zealand)*	12,223
		18,607
SPECIALTY RETAIL—1.3%
318,423	Industria de Diseno Textil SA (Spain)	10,800
TEXTILES, APPAREL & LUXURY GOODS—8.0%
30,057	Adidas AG (Germany)	10,909
228,911	Burberry Group plc (United Kingdom)	6,566
114,969	Cie Financiere Richemont SA (Switzerland)	14,713
11,031	Kering SA (France)	9,896
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
1,498,900	Li Ning Co. Ltd. (China)	$15,830
13,666	LVMH Moet Hennessy Louis Vuitton SE (France)	10,942
		68,856
THRIFTS & MORTGAGE FINANCE—1.3%
348,984	Housing Development Finance Corp. Ltd. (India)	11,495
TRADING COMPANIES & DISTRIBUTORS—1.1%
57,135	IMCD Group NV (Netherlands)	9,899
WIRELESS TELECOMMUNICATION SERVICES—0.8%
115,280	SoftBank Group Corp. (Japan)	7,249
TOTAL COMMON STOCKS
(Cost $515,478)		821,984

PREFERRED STOCKS—2.3%
(Cost $4,668)
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
33,462	Sartorius AG (Germany)	20,242
TOTAL INVESTMENTS—98.3%
(Cost $520,146)		842,226
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		14,226
TOTAL NET ASSETS—100.0%		$856,452

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$11,821	$—	$11,821
Europe	27,748	345,607	—	373,355
Latin America	27,831	—	—	27,831
Middle East/Central Asia	2,853	35,525	—	38,378
North America	25,593	—	—	25,593
Pacific Basin	69,209	275,797	—	345,006
Preferred Stocks
Europe	—	20,242	—	20,242
Total Investments in Securities	$153,234	$688,992	$—	$842,226
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Growth Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2021. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 07/31/2021 (000s)	Unrealized Gain/ Loss as of 07/31/2021 (000s)
Common Stocks	$6,629	$438	$(5,560)	$—	$2,106	$1,189	$—	$(4,802)	$—	$—

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $61,435 or 7% of net assets.

h	Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Small Cap Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—96.1%
Shares		Value
AEROSPACE & DEFENSE—2.0%
60,794	Hensoldt AG (Germany)	$1,059
AUTO COMPONENTS—1.9%
427,380	Johnson Electric Holdings Ltd. (Hong Kong)	1,002
BANKS—1.9%
360,139	Virgin Money UK plc (United Kingdom)*	1,000
BEVERAGES—1.5%
242,986	C&C Group plc (Ireland)*	799
CAPITAL MARKETS—0.5%
93,531	TP ICAP Group plc (Jersey)	254
CHEMICALS—5.4%
34,000	KH Neochem Co. Ltd. (Japan)	804
71,526	Neo Performance Materials Inc. (Canada)	1,073
26,171	Victrex plc (United Kingdom)	965
		2,842
COMMERCIAL SERVICES & SUPPLIES—4.8%
43,038	ISS AS (Denmark)*	1,016
30,467	Loomis AB (Sweden)	1,021
176,823	Mears Group PLC (United Kingdom)	467
		2,504
CONSTRUCTION & ENGINEERING—3.5%
265,507	Maire Tecnimont SpA (Italy)	982
47,153	Raito Kogyo Co. Ltd. (Japan)	844
		1,826
CONSUMER FINANCE—1.4%
156,073	Resurs Holding AB (Sweden)[1]	753
CONTAINERS & PACKAGING—3.3%
39,600	BillerudKorsnas AB (Sweden)	857
327,230	Orora Ltd. (Australia)	867
		1,724
DISTRIBUTORS—1.0%
2,768	DKSH Holding AG (Switzerland)	234
6,600	PALTAC Corp. (Japan)	307
		541
ELECTRICAL EQUIPMENT—1.4%
19,192	Mersen SA (France)	762
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—10.4%
42,326	Amano Corp. (Japan)	1,044
51,820	Daiwabo Holdings Co. Ltd. (Japan)	1,046
13,945	Landis+Gyr Group AG (Switzerland)*	1,104
30,000	Nohmi Bosai Ltd. (Japan)	574
53,725	Optex Group Co. Ltd. (Japan)	829
61,020	Venture Corp. Ltd. (Singapore)	856
		5,453
ENERGY EQUIPMENT & SERVICES—1.6%
63,073	Technip Energies NV (France)*	855
FOOD & STAPLES RETAILING—1.4%
53,368	Qol Holdings Co. Ltd. (Japan)	740
FOOD PRODUCTS—5.9%
697,540	Aryzta AG (Switzerland)*	929
73,002	Elders Ltd. (Australia)	607
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
55,215	Glanbia plc (Ireland)	$948
1,104,100	Japfa Ltd. (Singapore)	623
		3,107
HEALTH CARE PROVIDERS & SERVICES—3.2%
20,963	BML Inc. (Japan)	724
263,707	Healius Ltd. (Australia)*	946
		1,670
HOTELS, RESTAURANTS & LEISURE—3.0%
47,910	Resorttrust Inc. (Japan)	788
80,760	Round One Corp. (Japan)	787
		1,575
INSURANCE—7.4%
26,184	ASR Nederland NV (Netherlands)	1,076
73,277	Coface SA (France)	920
225,140	Direct Line Insurance Group plc (United Kingdom)	931
464,181	Mapfre SA (Spain)	956
		3,883
INTERNET & DIRECT MARKETING RETAIL—1.8%
56,638	TAKKT AG (Germany)*	931
IT SERVICES—1.9%
29,194	Tietoevry OYJ (Finland)	982
LEISURE PRODUCTS—2.0%
27,306	Spin Master Corp. (Canada)*,1	1,047
MACHINERY—3.7%
9,679	Krones AG (Germany)	954
52,189	OSG Corp. (Japan)	976
		1,930
MARINE—2.1%
24,041	Clarkson plc (United Kingdom)	1,078
MEDIA—3.1%
22,243	Criteo SA ADR (France)*,2	863
13,693	RTL Group SA (Luxembourg)	775
		1,638
OIL, GAS & CONSUMABLE FUELS—1.3%
746,801	Beach Energy Ltd. (Australia)	657
PAPER & FOREST PRODUCTS—1.6%
235,267	Navigator Co. SA (Portugal)	847
PERSONAL PRODUCTS—1.3%
63,352	Ontex Group NV (Belgium)*	705
ROAD & RAIL—2.0%
182,840	Redde Northgate plc (United Kingdom)*	1,075
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
34,108	Tower Semiconductor Ltd. (Israel)	950
83,162	X-Fab Silicon Foundries SE (Belgium)*,1	788
		1,738
SOFTWARE—3.7%
61,480	Computer Engineering & Consulting Ltd. (Japan)	897
122,016	TomTom NV (Netherlands)*	1,025
		1,922

Harbor International Small Cap Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.8%
52,361	Matas AS (Denmark)	$933
TEXTILES, APPAREL & LUXURY GOODS—1.9%
1,014,765	Coats Group plc (United Kingdom)*	988
TRADING COMPANIES & DISTRIBUTORS—1.5%
34,196	Kanamoto Co. Ltd. (Japan)	799
TRANSPORTATION INFRASTRUCTURE—1.6%
184,036	ENAV SpA (Italy)*,1	851
TOTAL COMMON STOCKS
(Cost $42,013)		50,470
TOTAL INVESTMENTS—96.1%
(Cost $42,013)		50,470
CASH AND OTHER ASSETS, LESS LIABILITIES—3.9%		2,062
TOTAL NET ASSETS—100.0%		$52,532

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$927	$29,756	$—	$30,683
Middle East/Central Asia	950	—	—	950
North America	2,120	—	—	2,120
Pacific Basin	—	16,717	—	16,717
Total Investments in Securities	$3,997	$46,473	$—	$50,470
There were no Level 3 Investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $3,439 or 7% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Overseas Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—0.0%
1,320	Ceska Zbrojovka Group SE (Czech Republic)	$26
AIR FREIGHT & LOGISTICS—1.9%
4,763	CTT-Correios de Portugal SA (Portugal)	25
13,768	Deutsche Post AG (Germany)	933
261	Mainfreight Ltd. (New Zealand)	15
		973
AUTO COMPONENTS—1.4%
1,692	DTR Automotive Corp. (South Korea)	59
4,800	Fujikura Composites Inc. (Japan)	22
13,800	Inoue Rubber Thailand PCL NVDR (Thailand)[1]	7
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	66
400	Linamar Corp. (Canada)	24
400	Magna International Inc. (Canada)	33
3,100	Mahle-Metal Leve SA (Brazil)	19
7,500	Sumitomo Rubber Industries Ltd. (Japan)	101
18,800	Yokohama Rubber Co. Ltd.(Japan)	375
		706
AUTOMOBILES—3.1%
7,558	Bayerische Motoren Werke AG (Germany)	751
8,030	Daimler AG (Germany)	717
10,400	Mazda Motor Corp. (Japan)*	103
		1,571
BANKS—3.3%
88,736	Bank Leumi Le-Israel BM (Israel)	678
7,842	BNK Financial Group Inc. (South Korea)	53
556	BNP Paribas SA (France)	34
44,468	Faisal Islamic Bank of Egypt (Egypt)*	39
34,200	Japan Post Bank Co. Ltd. (Japan)*	290
1,429	Shinhan Financial Group Co. Ltd. (South Korea)	48
16,953	Societe Generale SA (France)	497
3,133	SpareBank 1 BV (Norway)	17
		1,656
BEVERAGES—0.5%
24,126	Australian Vintage Ltd. (Australia)*	14
2,698	Coca-Cola Europacific Partners plc (United Kingdom)	167
16,198	Ginebra San Miguel Inc. (Philippines)	28
1,605	Kofola Ceskoslovensko AS (Czech Republic)	21
		230
BIOTECHNOLOGY—2.1%
1,255	BioNTech SE ADR (Germany)*,1	412
1,478	Genmab AS (Denmark)*	668
		1,080
BUILDING PRODUCTS—2.3%
1,664	Compagnie de Saint-Gobain SA (France)	119
7,826	Deceuninck NV (Belgium)	32
1,376	FM Mattsson Mora Group AB (Sweden)	32
987	Geberit AG (Switzerland)	810
1,880	Inwido AB (Sweden)	35
5,400	Maezawa Kasei Industries Co. Ltd. (Japan)	61
5,888	Norcros plc (United Kingdom)	24
295	Systemair AB (Sweden)	12
465	Zehnder Group AG (Switzerland)	49
		1,174
CAPITAL MARKETS—3.1%
87,100	Asia Plus Group Holdings PCL NVDR (Thailand)[1]	9
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
26,000	CI Financial Corp (Canada)	$474
313	Cie Financiere Tradition SA (Switzerland)	40
35,747	Deutsche Bank AG (Germany)*	451
2,082	Fiducian Group Ltd. (Australia)	11
69,244	Investec plc (United Kingdom)	267
4,100	Iwaicosmo Holdings Inc. (Japan)	52
11,000	Marusan Securities Co. Ltd. (Japan)	59
28,000	Nomura Holdings Inc. (Japan)	140
10,912	Numis Corp. plc (United Kingdom)	54
1,704	Titanium OYJ (Finland)	30
		1,587
CHEMICALS—2.2%
255	Akzo Nobel NV (Netherlands)	31
1,582	BASF SE (Germany)	124
574	KPX Chemical Co. Ltd. (South Korea)	32
1,197	Kumho Petrochemical Co. Ltd. (South Korea)	212
1,337	LOTTE Chemical Corp. (South Korea)	302
5,500	Neo Performance Materials Inc. (Canada)	82
886	NOROO Holdings Co. Ltd. (South Korea)	11
728	PCC Rokita SA (Poland)	15
1,600	Sakai Chemical Industry Co. Ltd. (Japan)	28
600	Soken Chemical & Engineering Co. Ltd. (Japan)	11
8,119	Thrace Plastics Holding And Co. (Greece)	74
2,015	UNID Co. Ltd. (South Korea)	207
		1,129
COMMERCIAL SERVICES & SUPPLIES—0.4%
1,476	Elanders AB Class B (Sweden)*	29
10,000	Kokuyo Co. Ltd. (Japan)	162
700	Pilot Corp. (Japan)	24
		215
COMMUNICATIONS EQUIPMENT—1.7%
5,931	ADVA Optical Networking SE (Germany)*	88
16,839	Ericsson (LM) Telephone SP ADR (Sweden)[1]	194
50,362	Telefonaktiebolaget LM Ericsson (Sweden)	581
		863
CONSTRUCTION & ENGINEERING—0.3%
122,000	Analogue Holdings Ltd. (Hong Kong)	31
24,388	Boustead Singapore Ltd. (Singapore)	21
305	Burkhalter Holding AG (Switzerland)	22
2,516	Hwasung Industrial Co. Ltd. (South Korea)	28
45,284	Intega Group Ltd. (Australia)	17
197,200	Naim Holdings BHD (Malaysia)	31
3,722	Orascom Construction plc (United Arab Emirates)	19
		169
CONSTRUCTION MATERIALS—1.5%
12,656	Fletcher Building Ltd. (New Zealand)	67
18,614	James Hardie Industries PLC CDI (Australia)[1]	628
19,932	Steppe Cement Ltd. (Malaysia)*	14
29,705	Wagners Holding Co. Ltd. (Australia)*	45
		754
CONSUMER FINANCE—0.6%
14,100	AEON Financial Service Co. Ltd. (Japan)	174
6,400	Credit Saison Co. Ltd. (Japan)	76
12,700	J Trust Co. Ltd. (Japan)	43
		293

Harbor Overseas Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—0.2%
64,100	Hanwell Holdings Ltd. (Singapore)*	$20
20,429	Mpact Ltd. (South Africa)*	35
11,718	Orora Ltd. (Australia)	31
		86
DIVERSIFIED CONSUMER SERVICES—0.0%
7,627	Shine Corporate Ltd. (Australia)	6
DIVERSIFIED FINANCIAL SERVICES—1.6%
4,677	Groupe Bruxelles Lambert SA (Belgium)	544
4,627	Kinnevik AB (Sweden)*	202
16,843	M&G plc (United Kingdom)	53
17,600	UOB-Kay Hian Holdings Ltd. (Singapore)	20
		819
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
1,800	KT Corp. (South Korea)	53
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	4
15,400	Nippon Telegraph & Telephone Corp. (Japan)	394
118	Telefonica SA (Spain)	1
		452
ELECTRICAL EQUIPMENT—1.5%
42,900	Mitsubishi Electric Corp. (Japan)	582
562	Somfy SA (France)	107
5,546	Zumtobel Group AG (Austria)	59
		748
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
77,905	Datatec Ltd. (South Africa)	125
10,065	Eroad Ltd. (New Zealand)*	46
13,314	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	106
320	Nedap NV (Netherlands)	24
800	Nihon Denkei Co. Ltd. (Japan)	13
39	Schaffner Holding AG (Switzerland)*	12
3,300	Topcon Corp. (Japan)	47
		373
ENERGY EQUIPMENT & SERVICES—0.1%
149,000	Hilong Holding Ltd. (Hong Kong)	4
9,000	PHX Energy Services Corp. (Canada)	30
		34
ENTERTAINMENT—1.6%
10,000	IGG Inc. (Singapore)	12
1,521	Nintendo Co. Ltd. (Japan)	782
541	Ubisoft Entertainment SA (France)*	34
		828
FOOD & STAPLES RETAILING—0.1%
1,100	Axial Retailing Inc. (Japan)	38
336	Hawesko Holding AG (Germany)	24
400	Nishimoto Co. Ltd. (Japan)	10
		72
FOOD PRODUCTS—1.7%
344	Dongwon Industries Co. Ltd. (South Korea)	73
18,055	Finsbury Food Group plc (United Kingdom)	24
2,757	Industrial Milk Co. (Luxembourg)	20
60,800	JBS SA (Brazil)	374
720	LOTTE Confectionery Co. Ltd. (South Korea)	89
298	LOTTE Food Co. Ltd. (South Korea)	114
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
900	Maeil Holdings Co. Ltd. (South Korea)	$8
663	Nestlé SA (Switzerland)	84
119	Neto ME Holdings Ltd. (Israel)*	5
6,397	PGG Wrightson Ltd. (New Zealand)	15
1,562	Sajodaerim Corp. (South Korea)	36
68	Ter Beke SA (Belgium)	9
		851
GAS UTILITIES—0.1%
351	Samchully Co. Ltd. (South Korea)	27
HEALTH CARE EQUIPMENT & SUPPLIES—5.7%
886	BioMerieux (France)	106
653	Carl Zeiss Meditec AG (Germany)	145
56	Diasorin SpA (Italy)	11
13,243	EKF Diagnostics Holdings plc (United Kingdom)*	14
1,100	Fukuda Denshi Co. Ltd. (Japan)	100
12,359	Getinge AB Class B (Sweden)	537
1,735	GN Store Nord AS (Denmark)	152
500	Hoshi Iryo-Sanki Co. Ltd. (Japan)	17
924	Ion Beam Applications (Belgium)	17
18,787	Koninklijke Philips NV (Netherlands)	866
11,400	Olympus Corp. (Japan)	235
36	Paul Hartmann AG (Germany)	16
1,554	Sonova Holding AG (Switzerland)	610
97,200	UG Healthcare Corp. Ltd. (Singapore)	41
2,969	Viemed Healthcare Inc. (Canada)*	21
		2,888
HEALTH CARE PROVIDERS & SERVICES—0.1%
10,698	Healthia Ltd. (Australia)	15
1,047	Humana AB (Sweden)*	8
6,322	Oriola Corp. Class A (Finland)	15
951	Oriola OYJ (Finland)	2
9,407	Pacific Smiles Group Ltd. (Australia)	18
		58
HEALTH CARE TECHNOLOGY—0.2%
1,114	Nexus AG (Germany)	89
HOTELS, RESTAURANTS & LEISURE—0.1%
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	1
628	Kindred Group plc SDR (Malta)[1]	10
600	Pollard Banknote Ltd. (Canada)	24
		35
HOUSEHOLD DURABLES—1.2%
477	Amica SA (Poland)	19
849	Decora SA (Poland)	9
577	Dom Development SA (Poland)	21
2,800	Dorel Industries Inc. (Canada)*	32
37,371	Emak SpA (Italy)	77
265	HEXAOM (France)	14
1,300	Iida Group Holdings Co. Ltd. (Japan)	31
20,900	Nikon Corp. (Japan)	194
1,000	Panasonic Manufacturing Malaysia BHD (Malaysia)	8
100	Rinnai Corp. (Japan)	9
1,056	Surteco Group SE (Germany)	38
12,780	Toya SA (Poland)	28
700	V-ZUG Holding AG (Switzerland)*	107
		587

Harbor Overseas Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.1%
29,635	McBride plc (United Kingdom)*	$35
4,127	Suominen OYJ (Finland)	30
		65
INSURANCE—0.3%
11,400	Allianz Malaysia BHD (Malaysia)	35
4,223	European Reliance General Insurance Co. SA (Greece)	24
5,600	Great Eastern Holdings Ltd. (Singapore)	89
		148
INTERNET & DIRECT MARKETING RETAIL—0.0%
16,200	Hai-O Enterprise BHD (Malaysia)	8
763	Vente-Unique.Com SA (France)	18
		26
IT SERVICES—1.6%
819	Comarch SA (Poland)	58
1,861	Digia OYJ (Finland)	18
4,200	Fujitsu Ltd. (Japan)	714
		790
LEISURE PRODUCTS—1.4%
9,402	Harvia OYJ (Finland)	685
1,500	Sankyo Co. Ltd. (Japan)	38
		723
LIFE SCIENCES TOOLS & SERVICES—4.1%
4,402	Ergomed plc (United Kingdom)*	75
5,905	Eurofins Scientific SE (France)	706
2,238	ICON plc (Ireland)*	545
1,305	Sartorius Stedim Biotech (France)	745
		2,071
MACHINERY—4.7%
1,900	Alinco Inc. (Japan)	17
3,623	Andritz AG (Austria)	200
33,249	CNH Industrial NV (Italy)	555
7,300	Daihatsu Diesel Manufacturing Co Ltd. (Japan)	32
105	Exel Industries (France)	11
69,237	Famur SA (Poland)*	40
1,700	Freund Corp. (Japan)	13
54	Groupe Gorge SA (France)*	1
8,961	Kone OYJ Class B (Finland)	742
1,224	Nilfisk Holding AS (Denmark)*	43
371	Palfinger AG (Austria)	16
600	Rix Corp. (Japan)	9
2,424	Semperit AG Holding (Austria)	89
16,897	Skellerup Holdings Ltd. (New Zealand)	60
24,304	Volvo AB (Sweden)	573
		2,401
MARINE—2.6%
224	AP Moller - Maersk AS (Denmark)	622
2,035	Kuehne + Nagel International AG (Switzerland)	686
		1,308
MEDIA—1.7%
4,842	Bloomsbury Publishing plc (United Kingdom)	24
578	Cogeco Inc. (Canada)	43
4,472	Corus Entertainment Inc. (Canada)	21
1,900	FAN Communications Inc. (Japan)	7
85	GTN Ltd. (Australia)*	—
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
2,451	HighCo SA (France)	$16
2,989	North Media AS (Denmark)*	52
34,282	NZME Ltd. (New Zealand)*	23
8,968	Publicis Groupe SA (France)	566
6,768	WPP plc (United Kingdom)	88
		840
METALS & MINING—8.6%
1,215	Alumetal SA (Poland)	19
15,423	Anglo American plc (United Kingdom)	683
15,947	ArcelorMittal SA (Luxembourg)	557
22,947	Base Resources Ltd. (Australia)	5
17,444	Boryszew SA (Poland)*	15
27,813	Evraz plc (United Kingdom)	238
32,128	Fortescue Metals Group Ltd. (Australia)	587
17,744	Gem Diamonds Ltd. (United Kingdom)	15
26,518	MACA Ltd. (Australia)	17
10,334	Mineral Resources Ltd. (Australia)	478
426	POSCO (South Korea)	136
3,438	Rio Tinto plc (United Kingdom)	292
4,108	Rio Tinto plc Sponsored ADR (United Kingdom)[1]	355
205,299	South32 Ltd. (Australia)	450
140	Stalprodukt SA (Poland)	13
217	Ternium SA ADR (Luxembourg)[1]	11
11,399	Voestalpine AG (Austria)	503
143,000	Xiwang Special Steel Co. Ltd. (Hong Kong)	6
		4,380
OIL, GAS & CONSUMABLE FUELS—3.7%
34,426	BP plc ADR (United Kingdom)[1]	832
13,600	CES Energy Solutions Corp. (Canada)*	18
6,820	Lubelski Wegiel Bogdanka SA (Poland)*	45
95,664	Pharos Energy plc (United Kingdom)*	32
33,000	Pine Cliff Energy Ltd. (Canada)*	10
47,455	Royal Dutch Shell plc (Netherlands)	964
		1,901
PAPER & FOREST PRODUCTS—0.7%
23,800	Cascades Inc. (Canada)	305
1,311	Midway Ltd. (Australia)*	1
25,869	Western Forest Products Inc. (Canada)	40
		346
PERSONAL PRODUCTS—0.0%
5,300	Apollo Healthcare Corp. (Canada)*	12
PHARMACEUTICALS—7.9%
1,436	Ipsen SA (France)	153
4,263	Merck KGaA (Germany)	873
13,771	Novartis AG (Switzerland)	1,273
195	Novo Nordisk AS (Denmark)	18
284	Orion OYJ Class A (Finland)	12
4,123	Roche Holding AG (Switzerland)	1,593
562	Vetoquinol SA (France)	82
		4,004
PROFESSIONAL SERVICES—2.5%
5,491	Adecco Group AG (Switzerland)	329
1,745	Impellam Group plc (United Kingdom)*	9
8,292	Wolters Kluwer NV (Netherlands)	945
		1,283

Harbor Overseas Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)	$20
998	K Wah International Holdings Ltd. (Hong Kong)	—
100	Mainstreet Equity Corp. (Canada)*	9
2,077	Melcor Developments Ltd. (Canada)	21
20,963	Modern Land China Co. Ltd. (Hong Kong)	2
		52
ROAD & RAIL—1.6%
3,232	DSV Panalpina A/S (Denmark)	788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.3%
1,000	Advantest Corp. (Japan)	88
14,730	ASE Technology Holding ADR (Taiwan)[1]	131
2,010	ASML Holding NV (Netherlands)	1,536
1,700	Disco Corp. (Japan)	486
1,400	MegaChips Corp. (Japan)	41
3,300	ROHM Co. Ltd. (Japan)	322
4,600	SCREEN Holdings Co. Ltd. (Japan)	417
843	STMicroelectronics NV (Netherlands)	35
1,400	Tokyo Electron Ltd. (Japan)	577
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	64
		3,697
SOFTWARE—1.5%
1,947	Atlassian Corp. plc (Australia)*	633
500	Check Point Software Technologies Ltd. (Israel)*	64
4,783	F-Secure OYJ (Finland)	23
1,801	Telcoware Co. Ltd. (South Korea)	19
		739
SPECIALTY RETAIL—1.0%
1,100	BMTC Group Inc. (Canada)	14
3,499	Briscoe Group Ltd. (New Zealand)	14
1,100	Himaraya Co. Ltd. (Japan)	11
29,420	Kingfisher plc (United Kingdom)	151
12,900	K's Holdings Corp (Japan)	152
6,300	Maruzen Chi Holdings Co. Ltd. (Japan)	23
167,500	Maxi-Cash Financial Services Corp. Ltd. (Singapore)	23
20	Samse SA (France)	4
3,598	Turners Automotive Group Ltd. (New Zealand)*	11
25,100	Yamada Holdings Co. Ltd. (Japan)	119
		522
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.3%
28,100	Canon Inc. (Japan)	647
4,669	Logitech International SA (Switzerland)	513
28,900	Seiko Epson Corp. (Japan)	497
		1,657
TEXTILES, APPAREL & LUXURY GOODS—2.1%
7,080	Cie Financiere Richemont SA (Switzerland)	906
467	Marimekko OYJ (Finland)	38
6,810	New Wave Group AB (Sweden)	109
600	Rhythm Watch Co. Ltd. (Japan)	5
55	Swatch Group AG (Switzerland)	18
		1,076
COMMON STOCKS—Continued
Shares		Value
TOBACCO—0.5%
30,500	Swedish Match AB (Sweden)	$273
TRADING COMPANIES & DISTRIBUTORS—0.4%
1,777	Cervus Equipment Corp. (Canada)	20
38,601	Ferreycorp SAA (Peru)	15
1,626	Ferronordic AB (Sweden)	44
1,116	Jacquet Metals SA (France)	27
2,400	Parker Corp (Japan)	12
479	Rexel SA (France)*	10
1,165	Sanistal AS (Denmark)*	15
4,007	TIM SA (Poland)	39
		182
TRANSPORTATION INFRASTRUCTURE—0.0%
35,000	Qilu Expressway Co. Ltd. (China)	10
6,580	Stalexport Autostrady SA (Poland)	6
		16
WIRELESS TELECOMMUNICATION SERVICES—0.0%
500	Trilogy International Partners Inc. (Canada)*	1
TOTAL COMMON STOCKS
(Cost $41,662)		49,680

PREFERRED STOCKS—1.3%
AUTOMOBILES—0.1%
6,114	Schaeffler AG (Germany)	53
CHEMICALS—0.0%
900	Braskem SA (Brazil)*	10
HOUSEHOLD DURABLES—1.0%
219	Einhell Germany AG (Germany)	40
7,084	LG Electronics Inc. (South Korea)	470
9,700	Whirlpool SA (Brazil)*	16
		526
MACHINERY—0.2%
220	Jungheinrich AG (Germany)	12
173	KSB SE & Co KGaA (Germany)	73
		85
TOTAL PREFERRED STOCKS
(Cost $342)		674
TOTAL INVESTMENTS—99.2%
(Cost $42,004)		50,354
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		382
TOTAL NET ASSETS—100.0%		$50,736

Harbor Overseas Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$199	$—	$199
Europe	2,520	30,632	—	33,152
Latin America	408	—	—	408
Middle East/Central Asia	64	702	—	766
North America	1,234	—	—	1,234
Pacific Basin	764	13,157	—	13,921
Preferred Stocks
Europe	—	178	—	178
Latin America	26	—	—	26
Pacific Basin	—	470	—	470
Total Investments in Securities	$5,016	$45,338	$—	$50,354
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2021.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2021 (000s)	Unrealized Gain/ Loss as of 07/31/2021 (000s)
Preferred Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), Non-Voting Depository Receipt (NVDR) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International & Global Funds

Notes to Portfolios of Investments—July 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2021, the Trust consists of 31 separate portfolios. The portfolios covered by this report are: Harbor Diversified International All Cap Fund, Harbor Emerging Markets Equity Fund, Harbor Focused International Fund, Harbor Global Leaders Fund, Harbor International Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, and Harbor Overseas Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
 Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements (including centrally cleared swaps), derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor International & Global Funds

Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.IG.0120